UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Private Client Services FundsSM Annual Report For the year ended October 31, 2015

Financial markets
see modest gains
amid uncertainty
over the global
economy.

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM

Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group Global Equity FundSM

Capital Group Non-U.S. Equity FundSM

Capital Group U.S. Equity FundSM

capitalgrouppcsfunds.com

Capital Group Private Client Services Funds

Letter to investors

October 31, 2015 (unaudited)

Fellow investors:

Global equities rose modestly in the 12-month period ended October 31, 2015. The U.S. market was paced by consistent job growth, inexpensive imports and lower gas prices. Those forces helped to propel consumer spending and boost the housing market. On the downside, soft global growth and a strong dollar put pressure on the manufacturing sector and weighed on U.S. exports. The energy sector was hurt by sagging crude oil prices, as high production levels overseas offset declining output in the U.S. Elsewhere, concerns about the economic outlook in China drove down global equity markets late in the period following a surprise currency devaluation by the Chinese central bank. Share prices rebounded in October as initial concerns about the slowdown eased. Despite signs of economic improvement, European stocks finished the period down fractionally. In Japan, a rally early in the year helped share prices finish higher even though the country’s economy dipped into recession in the third quarter.

Fixed-income markets in the U.S. moved higher amid the uncertain global economy and turbulence in equity markets. The yield on the benchmark 10-year Treasury note finished the period at 2.14%, down from 2.34% a year earlier. The cloudy economic outlook in China caused the Federal Reserve to delay a long-expected hike in interest rates. The central bank is expected to begin raising rates soon, but policymakers have indicated that they will move cautiously to avoid any disruption to economic momentum.

Equity Commentary

Over the past 12 months, the Capital Group U.S. Equity Fund rose 3.75%, compared with a gain of 5.20% for the S&P 500 index. The Capital Group Non-U.S. Equity Fund gained 0.69%, outpacing its benchmark, the MSCI EAFE Index, which declined 0.07%. The Capital Group Global Equity Fund rose 1.10%, exceeding the 1.77% advance in its benchmark, the MSCI World Index.

Capital Group U.S. Equity Fund

The fund benefited from the steady improvement in the U.S. economy, particularly in the information technology and consumer discretionary sectors. Three of the top 10 contributors to results — Avago Technologies, Jack Henry & Associates and VeriSign — came from the tech sector. Avago was helped by strong sales of the iPhone6, which spurred demand for the company’s semiconductors. Jack Henry & Associates reported better-than-expected third-quarter revenue and issued positive guidance for the future, while VeriSign was helped by growth in website registrations and price increases.

The strengthening economy and uptick in retail spending also aided consumer discretionary companies. Three of the fund’s top contributors — Newell Rubbermaid, Starbucks and Norwegian Cruise Lines — were in this sector. The fund held an overweight position in consumer discretionary stocks compared with the S&P 500.

On the downside, the fund was negatively impacted by energy-related holdings, which suffered as the price of crude oil fell sharply. Four of the top 10 detractors from results were in this field: ConocoPhillips, Noble Energy, Cenovus Energy and Schlumberger. Fund results also were held back by two companies in the industrials sector, Norfork Southern and Eaton.

In light of challenging global economic conditions, some of our portfolio managers adopted a more defensive posture. On the margin, exposure to economically sensitive companies was reduced in favor of holdings in areas such as food and financial services, where consumer demand is likelier to hold up if economic conditions shift. Among financial companies, our managers found opportunities in asset management and other consumer-oriented services. These organizations are poised to benefit from growing demand for savings and investment products, especially as the middle class expands in developing economies.

The fund also sought to take advantage of long-term opportunities created by the fluctuations in energy stocks. It added to positions in Chevron and ConocoPhillips, while establishing new holdings in Exxon and Occidental Petroleum.

Capital Group Private Client Services Funds

Letter to investors

October 31, 2015 (unaudited) (continued)

Capital Group Non-U.S. Equity Fund

Uncertainty about the extent of the economic slowdown in China cast a shadow across many non-U.S. markets. The weakness in China chilled other emerging markets, especially commodity producers confronting falling prices for raw materials. One of the top detractors from results was First Quantum Minerals, a Canadian-based metals and mining company. The fund was also negatively affected by casino operator Wynn Macau. The Chinese government’s ongoing corruption crackdown weighed heavily on casino operators in the Chinese territory, which is the world’s biggest gambling market.

The fund benefited from holdings across a range of sectors, including health care, consumer discretionary and information technology. The top contributor to results was Genmab, whose compound to treat multiple myeloma received priority review status from the U.S. Food and Drug Administration. Japanese retailer Ryohin Keikaku experienced accelerating sales and a successful store expansion.

Capital Group Global Equity Fund

The fund was helped by strong results from the information technology and financial services sectors, both of which had overweight positions compared with the benchmark. The top contributor to results was Incyte, a biopharmaceutical company primarily focused on drugs for oncology and inflammation. The fund is focused on companies developing innovative treatments that can improve patient outcomes. Health care holdings were shifted during the period, as exposure to companies with high valuations was reduced in favor of those with more-promising drug pipelines. The fund also added selectively to companies in the medical devices industry, such as Medtronic and St. Jude Medical.

The weakness in the global economy negatively impacted consumer discretionary stocks. The Chinese anticorruption crackdown in Macau also weighed on the sector. The fund’s consumer discretionary holdings trailed those of its benchmark index. Nevertheless, some companies bucked the trend to achieve strong results. Three of the fund’s top five contributors were in the consumer discretionary sector: Royal Caribbean Cruises, Newell Rubbermaid and Starbucks.

Fixed-Income Commentary

The volatility in the equity market and continued low rates overseas caused U.S. bond yields to decline over the period. The Capital Group Core Bond, Core Municipal, Short-Term Municipal, California Core Municipal and California Short-Term Municipal bond funds all rose during the period, but each trailed its respective benchmark.

The process by which the Fed will boost interest rates is likely to unfold very slowly, potentially minimizing pressure on bond prices. The Fed’s goals today differ from those in previous tightening cycles. In the past, the central bank raised rates to tamp down rapid economic growth that threatened to unleash inflation. Today, by contrast, the Fed is vigilant about the potential for even moderate tightening to choke off the economy. Instead, it simply wants to move rates away from the artificially low levels that have been in place since the 2008 financial crisis. Other factors also suggest that rates will not shoot up. Central banks in other countries will almost certainly keep their rates low for an extended period to stimulate their own economies, thus helping to temper the size of increases in the U.S.

Capital Group Core Bond Fund

The fund had a total return of 1.25%, trailing the 2.05% return of its benchmark. Given the expectation that interest rates will move higher over time, the fund was positioned conservatively. That included the shortening of duration, which is a broad measurement of a portfolio’s sensitivity to shifting rates. The fund was underweight U.S. Treasuries while being significantly overweight investment-grade corporate bonds. It has a market weight in asset-backed securities whose repayment streams are linked to mortgages, auto loans and credit cards. The credit quality of these securities is enhanced as the strong job market bolsters the ability of borrowers to make payments.

Capital Group Core Municipal Bond Fund and Capital Group Short-Term Core Municipal Bond Fund

Capital Group Private Client Services Funds

Letter to investors

October 31, 2015 (unaudited) (continued)

The Core Municipal fund had a total return of 1.31%, compared with 1.97% for its benchmark. The fund invests in a range of high-quality revenue bonds, which are issued to finance public-related services such as roads, bridges, airports and schools. Nearly 28% of the fund’s assets were in transportation bonds, more than 19% were in government securities and slightly more than 15% were in health care issues.

The Short-Term Core Municipal fund rose 0.51%, lagging the 1.22% return of its benchmark. The bulk of the fund’s assets, nearly 27%, are in transportation-related bonds. An additional 16% are in education-related holdings, and nearly 16% are in government securities.

Capital Group California Core Municipal Bond Fund and Capital Group California Short-Term Core Municipal Bond Fund

The California Core Municipal fund rose 1.68%, in line with the 2.04% return of its benchmark. One preferred area for the fund was health care, including hospitals, which have benefited as mergers have fortified their balance sheets. Leading medical centers are expected to do well amid the variety of changes buffeting U.S. health care. Given that demand for medical services tends not to fluctuate with the economy, hospitals have some degree of insulation if U.S. growth were to lighten.

The California Short-Term Core Municipal fund had a total return of 0.74%, trailing the 1.27% return of its benchmark. The fund had more than 37% of its assets in government securities. An additional 19% were in utilities bonds and nearly 15% were in education-related holdings.

Volatility in fixed income may spike as the Federal Reserve moves forward with an expected rate hike. That may cause temporary dislocations in certain areas of the bond market, potentially creating opportunities to enhance yield. Regardless of the direction of rates, bonds provide stability during volatile periods when equity prices can swing sharply. During such times, fixed income can help smooth out the inevitable gyrations in the financial markets.

Sincerely yours,

John S. Armour

President and Principal Executive Officer

William L. Robbins

Senior Vice President and Equity Portfolio Manager

John R. Queen

Principal Investment Officer and Fixed-Income Portfolio Manager

Capital Group Core Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - 96.7%	Principal amount (000)	Value (000)
Municipals - 96.6%
Alabama - 1.0%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,589
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	117
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,068
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	166
		3,940

Alaska - 0.2%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	585	613
		613

Arizona - 3.0%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.86%, 2048[1]	3,100	3,170
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2024	300	361
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,096
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	847
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,256
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	140
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,085
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	181
5.00%, 2021	1,000	1,093
		11,229

Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 1.56%, 2044[1]	600	594
		594

California - 11.8%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	1,500	1,504
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,060
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	105
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	2,200	2,162
0.91%, 2047	1,500	1,474
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.71%, 2047[1]	1,000	999
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F (Pre-refunded with FHLMC/FNMA to 04/01/2016 @ 100), 5.00%, 2022	125	128
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	357
5.00%, 2028	315	364
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	869
5.00%, 2020	1,000	1,156

Private Client Services Funds	5

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	$1,800	$2,109
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.29%, 2047[1]	1,000	991
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	1,300	1,294
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,250
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,154
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.21%, 2037[1]	1,000	998
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	735
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,042
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	106
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	592
4.00%, 2017	1,215	1,285
5.00%, 2023	900	1,066
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	846
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,056
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	1,000	1,059
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,168
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,335
5.00%, 2020	750	874
5.00%, 2021	1,000	1,184
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	581
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	959
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	120
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	811
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	800	965
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	1,350	1,347
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.848%, 2019[1]	100	98
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,379
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	250	294
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	681
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,825	2,178
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,850	1,850

6	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2020	$1,500	$1,742
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100):
5.00%, 2020	520	597
5.25%, 2021	100	116
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	451
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	224
		44,916

Colorado - 2.6%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	226
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2017	300	315
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	592
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,500	1,714
5.00%, 2026	2,000	2,265
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 2017[1]	115	121
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2017	2,000	2,104
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	771
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.76%, 2039[1]	475	477
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,105
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	176
		9,866

District of Columbia - 0.2%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2024	700	868
		868

Florida - 10.6%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	578
5.00%, 2022	500	581
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 2016	700	719
5.25%, 2017	2,100	2,250
6.00%, 2016	300	310
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	2,500	2,823
5.00%, 2020	1,100	1,269
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	169
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 2018	1,000	1,110
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	112
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 2016	100	103
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,149
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	1,200	1,258

Private Client Services Funds	7

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Florida - continued
5.00%, 2017	$2,000	$2,175
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	592
5.00%, 2022	1,300	1,557
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,227
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	100	103
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,147
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	435	455
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	660	702
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	380	404
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 2016	2,700	2,784
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	697
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 2016	2,000	2,064
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,617
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	337
5.00%, 2022	400	448
5.00%, 2023	300	335
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	2,072
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured), 3.00%, 2016	2,050	2,086
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 2015	100	100
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	653
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,000	1,084
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 2023	400	448
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	342
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 2021	75	77
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 05/01/16 @ 100) (NATL-RE Insured), 5.00%, 2021	200	205
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,101
5.00%, 2021	785	886
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	482
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	473
5.00%, 2028	1,000	1,138
		40,222

Georgia - 2.7%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	300	336
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,250	1,317
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	2,000	2,258
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	228
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,760	1,897
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	443

8	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Georgia - continued
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 2016	$100	$101
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.31%, 2025[1]	800	798
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,151
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	585
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,143
		10,257

Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,384
		1,384

Hawaii - 0.8%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 2019	600	692
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 2019	1,250	1,445
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	816
		2,953

Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,155
5.00%, 2022	1,000	1,181
		2,336

Illinois - 7.3%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 2016	100	100
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	290
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2017	1,675	1,740
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,149
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	580
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,066
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	218
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,024
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	1,070	1,148
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	1,016
5.00%, 2027	590	679
5.00%, 2027	600	677
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	588
5.00%, 2027	250	289
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,132
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,724
Illinois Fin. Auth., Loc. or GTD Housing, College & Univ. Imps. Rev. Bonds, 5.00%, 2030	1,000	1,051

Private Client Services Funds	9

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Illinois - continued
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	$1,000	$1,176
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	585
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,313
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,321
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,880
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,215
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	316
5.00%, 2021	375	412
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,735
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	32
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	76
		27,532

Indiana - 1.7%
City of Whiting, Ind. Imps. Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	505
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	553
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	114
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,400	1,419
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,392
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 2017	1,000	1,082
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2021	1,050	1,252
		6,317

Iowa - 0.3%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	784	728
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	344
		1,072

Kansas - 0.2%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	559
		559

Kentucky - 1.6%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,791
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	445	471
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	3,575	3,811
		6,073

Louisiana - 2.0%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 2016	300	305
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	194
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	70
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,786

10	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Louisiana - continued
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	$2,000	$2,132
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	1,000	1,014
5.50%, 2028	1,000	1,075
5.50%, 2029	1,000	1,101
		7,677

Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	703
		703

Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	680	742
		742

Massachusetts - 2.6%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 2016	160	163
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series B, 2.00%, 2016	2,600	2,627
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series C, 2.00%, 2016	1,400	1,416
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.56%, 2038[1]	990	989
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.29%, 2041[1]	1,500	1,499
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	116
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,470	1,598
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,175	1,279
		9,687

Michigan - 4.6%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 0.818%, 2032[1]	1,500	1,348
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,565
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,297
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2018	2,000	2,190
5.00%, 2021	700	794
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,170
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,750	1,905
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,618
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,365
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2016	150	153
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	999
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,628

Private Client Services Funds	11

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Michigan - continued
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	$700	$731
		17,465

Minnesota - 0.9%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	350	369
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	450	470
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	791	766
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	475	500
St. Paul Housing & Redev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 2023	1,000	1,154
		3,259

Missouri - 0.0%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	50	50
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 2019	100	113
		163

Nebraska - 0.6%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,140
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2044	470	510
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	360	365
3.00%, 2043	355	366
		2,381

Nevada - 2.2%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2016	325	335
County of Clark, Port, Airport & Marina Rev. Ref. Bonds:
5.00%, 2017	1,400	1,502
5.00%, 2024	2,705	3,265
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,160
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,255
		8,517

New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	616
		616

New Jersey - 4.9%
Camden County Imp. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2034	590	631
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:

12	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
New Jersey - continued
5.00%, 2020	$1,000	$1,150
5.00%, 2021	200	233
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, 4.00%, 2015	1,000	1,004
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,181
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,274
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.91%, 2017[1]	1,025	1,012
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 2015	1,000	1,004
5.00%, 2017	1,420	1,525
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	2,050	2,043
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	1,150	1,146
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,415
5.00%, 2021	2,000	2,266
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	597
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041[3]	4,000	1,012
		18,493

New Mexico - 0.6%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,023
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 0.974%, 2028[1]	65	65
		2,088

New York - 6.1%
Build NYC Ress. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	473
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2017	2,000	2,155
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.56%, 2025[1]	1,000	993
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	105
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.51%, 2031[1]	1,250	1,245
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 2016	1,830	1,873
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.01%, 2020[1]	2,000	2,008
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.59%, 2039[1]	2,000	1,974
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,409
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	2,000	2,114
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	332
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	113
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 2016	125	128
New York State Dormitory Auth., Income Tax Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2016	500	507
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,083
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,828

Private Client Services Funds	13

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
New York - continued
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	$544	$574
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	221
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,980
		23,115

North Carolina - 1.5%
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	467
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre- refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	192
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,846
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,300
		5,805

North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	430	453
		453

Ohio - 4.3%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 2017	1,250	1,313
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,129
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	462
5.00%, 2027	1,425	1,623
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,112
5.00%, 2019	2,000	2,278
5.00%, 2020	1,030	1,193
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	227
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,220	1,395
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 2019	800	882
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 2033[1]	1,000	1,023
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 2018	1,000	1,069
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 2020	1,000	1,091
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,500	1,626
		16,423

Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	223
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.81%, 2023[1]	1,540	1,537
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	931
		2,691

Oregon - 1.5%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,505

14	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Oregon - continued
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	$600	$676
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	885
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,445	1,566
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	1,000	1,018
		5,650

Pennsylvania - 2.7%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	470
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	357
Montgomery County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	800	892
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2017	1,500	1,608
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	992
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.69%, 2018[1]	1,500	1,489
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 0.99%, 2021[1]	950	946
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,225
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	232
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,014
		10,225

Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	426
5.00%, 2016	400	397
5.00%, 2017	500	491
5.00%, 2019	710	696
		2,010

South Carolina - 1.1%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2018	1,025	1,118
5.00%, 2020	500	576
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 2030	690	749
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds (Escrowed to Maturity), 5.00%, 2016	385	388
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,188
		4,019

South Dakota - 0.6%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	2,200	2,394
		2,394

Private Client Services Funds	15

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Tennessee – 1.4%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	$100	$113
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.61%, 2038[1]	1,400	1,397
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	725	771
4.00%, 2045	1,000	1,094
4.50%, 2037	640	683
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	900	980
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	395	411
		5,449

Texas - 7.1%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	292
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	1,400	1,399
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,687
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	550	582
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.39%, 2033[1]	3,150	3,134
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 2016	100	104
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 2017	1,695	1,779
4.00%, 2016	955	994
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2023	100	105
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,057
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,174
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	1,500	1,542
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	484
5.00%, 2018	275	309
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	142
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.41%, 2031[1]	200	200
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	800	990
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	460
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with U.S Govt. Securities to 05/16/2016 @ 100), (Mandatory Put 11/16/17 @ 100), 0.54%, 2048[1]	950	951
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.681%, 2036[1]	750	751
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	342
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,825	1,859
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	16

16	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Texas - continued
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	$85	$94
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	111
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,122
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,364
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2029	1,315	1,434
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	189
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	200
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 2016	1,500	1,513
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	646
		27,026

Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	920
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	217
		1,137

Washington - 2.1%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with Agencies/U.S Treasury Obligations to 07/01/2016 @ 100), 5.00%, 2022	15	16
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt. Securities 07/01/16 @ 100), 5.00%, 2022	85	88
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,074
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL Insured), 5.00%, 2020	100	105
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (Pre- refunded with U.S. Treasury Obligations 01/01/17 @ 100) (NATL Insured), 5.00%, 2020	55	58
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 2016	1,500	1,542
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	111
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	2,000	2,327
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	950
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,282
5.00%, 2026	500	569
		8,122

West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,510
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,009
		3,519

Private Client Services Funds	17

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Wisconsin – 1.0%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	$1,145	$1,270
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 2018	100	109
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,299
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	933
		3,611

Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,710	1,794
		1,794

Total municipals		365,965

Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	455
		455

Total corporate bonds & notes		455
Total bonds & notes (cost: $357,364,000)		366,420

Short-term securities - 3.0%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.01%, January 15, 2045[1]	2,045	2,045
City of Irvine, Special Assessment Ref. Bonds, 0.01%, September 02, 2050[1,2]	900	900
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.01%, November 15, 2035[1]	900	900
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.01%, August 01, 2020[1]	1,100	1,100
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.01%, December 01, 2033[1]	100	100
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, January 01, 2033[1]	720	720
Illinois Fin. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 0.01%, August 01, 2044[1]	500	500
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 0.01%, February 15, 2035[1]	175	175
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.01%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.01%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series L, 0.01%, November 01, 2035[1]	800	800
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds:[1]
0.01%, July 01, 2034	940	940
0.01%, July 01, 2038	640	640
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 0.44%, April 01, 2033[1]	600	600
Total short-term securities (cost: $11,420,000)		11,420

18	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2015

Total investment securities (cost: $368,784,000)	377,840
Other assets less liabilities	1,316

Net assets	$379,156

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $3,461,000, representing 0.91% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHL	=	Federal Home Loan
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	19

Capital Group Short-Term Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Short-Term Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - 87.7%	Principal amount (000)	Value (000)
Arizona - 0.8%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	$300	$352
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 2017	250	269
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	589
		1,210

California - 9.3%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	1,500	1,474
0.91%, 2047	550	540
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	625	633
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	574
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,156
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,149
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	500	498
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, 2016	600	624
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	222
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,143
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	705
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	589
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	235	276
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 2037[1]	750	779
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	166
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	650	650
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	235
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 2018	1,000	1,091
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	424
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	250	298
		13,226

Colorado - 0.5%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	565
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	172
		737

Connecticut - 2.3%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	445	477
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C-1, 4.00%, 2044	665	722
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,205	1,293

Private Client Services Funds	21

Capital Group Short-Term Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Connecticut - continued
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 3.50%, 2045	$675	$724
		3,216

District of Columbia - 0.1%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 2016	100	100
		100

Florida - 5.5%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	2,100	2,371
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	624
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	750	752
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 2029	355	377
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	205	218
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	318
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	768
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	573
Tampa Bay Water, Water Rev. Ref. Bonds, Series A:
5.00%, 2016	1,250	1,303
5.00%, 2017	450	488
		7,792

Georgia - 4.6%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	270
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	107
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,153
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 0.96%, 2035[1]	400	396
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	640	690
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	200	214
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,314
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.31%, 2025[1]	1,300	1,297
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.29%, 2025[1]	1,000	996
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	131
		6,568

Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	600	629
		629

22	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments
October 31, 2015

Bonds & notes - continued	Principal amount (000)	Value (000)
Hawaii - 0.8%
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 2017	$1,000	$1,091
		1,091

Illinois - 6.0%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2016	1,000	1,007
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, 2017	325	332
5.00%, 2018	200	215
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	559
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	700	720
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	327
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,276
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,149
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	585
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,629
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	725	765
		8,564

Indiana - 1.0%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2016	600	610
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	555
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	234
		1,399

Kentucky - 0.1%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	155	164
		164

Louisiana - 0.7%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 2028	935	1,008
		1,008

Maine - 0.5%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2018	625	695
		695

Massachusetts - 2.9%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.31%, 2043[1]	1,750	1,745
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 2016	600	619
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.29%, 2041[1]	500	500
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	960	1,040

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	$230	$251
		4,155

Michigan - 2.4%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,089
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,000	1,089
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	335
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	348
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	550	574
		3,435

Minnesota - 0.2%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	230	242
		242

Missouri - 0.6%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	354
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	410	443
		797

Nebraska - 2.4%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,140
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	415	428
4.00%, 2044	945	1,025
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	295	299
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	515	533
		3,425

Nevada - 1.6%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 2016	300	310
5.00%, 2017	750	804
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2021	1,000	1,182
		2,296

New Jersey - 4.3%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	612
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	809
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2015	500	502
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	500	498

24	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
New Jersey - continued
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	$500	$498
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	750	816
5.00%, 2019	1,500	1,664
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	256
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041[3]	2,000	506
		6,161

New Mexico - 0.8%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,012
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 0.974%, 2028[1]	65	64
		1,076

New York - 7.7%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	612
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 2016	1,000	1,048
City of New York Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	864
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.56%, 2025[1]	2,000	1,987
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.91%, 2018[1]	650	652
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, 2020	850	998
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @100), 0.59%, 2039[1]	2,600	2,567
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	400	406
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 2017	500	537
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	506
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	339
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	403	425
		10,941

North Carolina - 0.8%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds:
5.00%, 2020	400	460
5.00%, 2021	600	704
		1,164

North Dakota - 1.4%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	190	201
4.00%, 2038	1,610	1,754
		1,955

Ohio - 2.2%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2016	1,660	1,673

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Ohio - continued
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, 2017	$750	$788
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	235
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	415	443
		3,139

Oklahoma - 0.4%
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	167
Tulsa Airports Imps. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 3.00%, 2016	400	405
		572

Oregon - 3.7%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,003
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.01%, 2022[1]	2,225	2,231
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,445	1,566
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	400	407
		5,207

Pennsylvania - 0.2%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	261
		261

Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	343
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	250	248
5.00%, 2017	250	246
		837

Rhode Island - 0.8%
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	1,000	1,077
		1,077

South Carolina - 0.3%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 2030	415	451
		451

South Dakota - 0.5%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	250	294

26	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
South Dakota - continued
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	$410	$446
		740

Tennessee - 3.2%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.61%, 2038[1]	700	699
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	365	388
4.00%, 2045	885	963
4.00%, 2045	2,000	2,188
4.50%, 2037	330	352
		4,590

Texas - 10.3%
Central Texas Turnpike System, Highway Tolls Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 5.00%, 2042[1]	1,000	1,143
City of Austin Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,525	1,812
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2016	1,000	1,016
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	600	600
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.61%, 2034[1]	1,000	1,000
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	529
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.39%, 2033[1]	650	647
County of Harris, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	400	476
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	100	104
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	224
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	575
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	350	360
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.41%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	496
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.681%, 2036[1]	650	651
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @100), 1.95%, 2038[1]	600	611
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	458
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.39%,2041[1]	1,000	991
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 2016	325	331
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	537
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	240	257
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	638
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	511
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.36%, 2032[1]	500	500
		14,642

Private Client Services Funds	27

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Virginia - 1.5%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	$250	$293
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	690
5.00%, 2020	1,000	1,163
		2,146

Washington - 3.5%
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 2017	300	309
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2018	600	665
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 2016	1,000	1,032
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,668
5.00%, 2019	900	1,029
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	295	313
		5,016

West Virginia - 1.2%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.54%, 2041[1]	1,750	1,737
		1,737

Wisconsin - 1.1%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,101
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	511
		1,612

Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	730	766
		766

Total bonds & notes (cost: $123,807,000)		124,839

Short-term securities - 12.0%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 01, 2041[1]	1,100	1,100
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, 2026[1]	2,100	2,100
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.01%, January 15, 2045[1]	1,000	1,000
City of Baton Rouge/Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.01%, November 01, 2019[1]	1,105	1,105
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.01%, August 01, 2020[1]	400	400
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.01%, December 01, 2033[1]	1,300	1,300
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, February 01, 2038[1]	785	785
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.01%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.01%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.01%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series L, 0.01%, November 01, 2035[1]	800	800

28	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Short-term securities - continued	amount (000)	Value (000)
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, July 01, 2038[1]	$565	$565
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.01%, June 01, 2041[1]	2,500	2,500
Syracuse Ind. Dev. Agcy., College & Univ. Rev. Ref. Bonds, Series A-1, 0.01%, July 01, 2037[1]	1,935	1,935
Triborough Bridge & Tunnel Auth., Transit Rev. Ref. Bonds, Sub-Series B-2, 0.01%, January 01, 2032[1]	500	500

Total short-term securities (cost: $17,090,000)		17,090
Total investment securities (cost: $140,897,000)		141,929
Other assets less liabilities		382

Net assets		$142,311

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $425,000, representing 0.30% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
COLL	=	Collateral
Comm.	=	Community
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Facs.	=	Facilities
FHA	=	Federal Housing Administration
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	29

Capital Group California Core Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - 95.4%	amount (000)	Value (000)
California - 90.9%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,125
5.00%, 2020	715	794
5.00%, 2021	495	552
5.00%, 2022	1,000	1,120
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2016	1,500	1,504
5.125%, 2020	1,500	1,644
5.25%, 2020	885	972
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	453
5.00%, 2020	550	636
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	642
5.00%, 2022	225	240
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	450
5.00%, 2024	400	482
5.00%, 2025	515	614
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,250	1,493
5.00%, 2022	975	1,179
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	968
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	534
5.00%, 2025	425	491
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	602
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	320
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.11%, 2045[1]	4,200	4,152
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.91%, 2045[1]	2,800	2,752
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,500	1,515
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	659
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1 (Pre-refunded with U.S. Govt. Securities to 04/01/19 @ 100), 5.00%, 2021	100	114
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.61%, 2034[1]	1,000	992
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	618
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds, 4.00%, 2021	700	729
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,301
5.00%, 2021	550	639
5.00%, 2021	700	833
5.00%, 2021	525	525
5.50%, 2029	300	344
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	137
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	195
5.00%, 2025	1,000	1,200
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	628
4.00%, 2022	500	554

Private Client Services Funds	31

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
4.50%, 2017	$335	$360
5.00%, 2021	535	626
5.00%, 2024	100	113
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 2016	710	728
5.00%, 2018	1,100	1,227
5.00%, 2025	400	487
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	308
5.00%, 2022	770	861
5.00%, 2024	150	176
5.00%, 2025	375	437
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,561
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	111
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,154
5.00%, 2022	175	207
5.00%, 2023	135	160
5.00%, 2025	130	157
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	608
5.00%, 2020	675	778
5.00%, 2020	500	591
5.00%, 2021	350	415
5.00%, 2023	1,000	1,192
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 2019	400	446
5.00%, 2021	1,000	1,004
5.375%, 2021	1,500	1,506
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	2,011
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, 2028	200	232
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	293
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @100), 0.29%, 2047[1]	1,000	991
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	2,500	2,488
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.21%, 2037[1]	1,000	998
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	111
4.50%, 2026	100	111
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 2018	100	108
5.00%, 2019	100	108
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	320	370
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	505
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	160
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 0.51%, 2045[1]	1,325	1,317
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:

32	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
5.00%, 2022	$885	$1,037
5.00%, 2025	500	588
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,135
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	799
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	221
5.00%, 2018	2,000	2,219
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	107
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	250
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	87
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	147
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,387
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 2021	100	111
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, 2016	525	549
5.00%, 2022	70	78
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	222
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	300	326
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,483
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	956
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	726
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	846
5.00%, 2023	250	309
5.00%, 2025	1,500	1,888
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 2021	955	955
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 2021	1,645	1,645
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,113
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	110
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	684
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	1,100	1,135
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	709
3.00%, 2021	600	609
5.00%, 2025	300	364
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	15	15
5.00%, 2019	600	674
5.00%, 2019	1,000	1,142
5.00%, 2021	1,000	1,148

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
5.00%, 2023	$1,100	$1,265
5.00%, 2024	300	342
5.00%, 2025	750	893
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	588
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,284
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	246
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,914
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	896
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	315
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,194
5.00%, 2024	600	651
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	586
5.00%, 2022	450	539
5.00%, 2025	665	797
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	562
5.00%, 2022	1,355	1,572
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,588
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	336
3.15%, 2021	570	592
3.55%, 2023	350	366
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	618
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,259
3.00%, 2020	1,250	1,333
3.25%, 2022	700	754
3.375%, 2023	850	889
4.00%, 2018	500	540
4.00%, 2022	400	450
5.00%, 2021	500	587
5.00%, 2028	500	566
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2023	1,455	1,723
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	308
5.00%, 2020	400	456
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	118
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	618
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,404
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 2017	120	123
City of Roseville, Special Tax Ref. Bonds, 4.00%, 2016	2,000	2,041
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,409
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	768
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	953
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	577

34	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes – continued	amount (000)	Value (000)
California – continued
5.00%, 2023	$450	$537
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	191
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	95	102
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,524
5.00%, 2024	860	993
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 2016	490	501
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	625	697
5.00%, 2022	200	237
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	630
5.00%, 2027	500	588
5.00%, 2030	1,000	1,148
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	693
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	848
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	2,052
5.00%, 2026	1,000	1,191
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,000	2,117
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2020	1,200	1,402
5.00%, 2021	1,200	1,421
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	674
5.00%, 2028	720	796
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	581
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2017	100	109
5.25%, 2025	100	112
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	808
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	106
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	593
5.00%, 2029	710	806
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	554
5.00%, 2019	200	227
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,211
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	878
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	847
5.00%, 2021	500	596
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	15	17
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	94
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes – continued	amount (000)	Value (000)
California – continued
5.00%, 2020	$600	$691
5.00%, 2023	700	831
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2016	500	516
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,167
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,432
5.00%, 2024	1,000	1,223
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,137
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,527
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	420	421
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	225
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	973
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	819
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,026
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 2019	1,000	1,113
5.00%, 2021	1,000	1,203
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,146
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,497
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,178
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	114
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,059
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,000	797
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	500	592
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	500	499
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	430
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	440
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	478
5.00%, 2020	375	436
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	597
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,223
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2016	750	772
5.50%, 2021	1,000	1,158
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	215
5.00%, 2019	200	230
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	555
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2029	500	572
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	670
5.00%, 2024	1,000	1,214
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	426
4.00%, 2021	1,485	1,650
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	896

36	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
5.00%, 2021	$375	$440
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	875
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2029	1,000	1,192
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,133
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	518
3.75%, 2018	770	799
4.00%, 2022	440	489
5.00%, 2020	600	691
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	975
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	588
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	911
5.00%, 2025	750	907
5.00%, 2026	600	716
5.00%, 2028	800	937
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	453
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,277
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	595
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	468
5.00%, 2021	1,040	1,219
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, 2016	1,120	1,145
5.00%, 2021	1,000	1,189
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	420
5.00%, 2026	400	474
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	586
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	1,190	1,453
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	513
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	585	704
5.00%, 2028	250	290
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	700
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	850
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,120
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	273
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	940
5.00%, 2020	700	813
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	600
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	779
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	475	489

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	$100	$114
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	108
San Diego Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series R-4, 5.00%, 2026	1,475	1,816
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	932
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	114
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	458
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	339
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	367
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	282
5.00%, 2018	275	303
5.25%, 2019	290	331
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	525
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	907
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,318
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	564
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	857
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	746
5.00%, 2020	500	588
5.00%, 2022	500	606
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	229
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	892
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	317
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,761
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	353
5.00%, 2024	530	609
5.00%, 2025	375	424
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,145
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	296
5.00%, 2023	500	604
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,191
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.34%, 2017[1]	1,625	1,615
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	223
5.00%, 2020	1,550	1,821
5.00%, 2023	800	938
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	555
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	390
5.00%, 2021	750	901

38	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	$1,000	$1,148
5.00%, 2020	245	288
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	112
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,475	1,475
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	116
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	750	790
State of California, G.O. General Fund Ref. Bonds:
4.00%, 2020	1,175	1,332
5.00%, 2019	2,000	2,265
5.00%, 2019	600	683
5.00%, 2020	2,700	3,135
5.00%, 2020	1,000	1,178
5.00%, 2024	800	970
5.25%, 2020	650	756
State of California, G.O. General Fund Ref. Notes, 2.00%, 2016	1,000	1,014
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	1,125	1,129
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.46%, 2033[1]	2,900	2,892
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	111
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	950	1,022
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,227
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	885
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	235
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	479
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,015
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,674
5.25%, 2024	100	112
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	546
5.00%, 2020	610	706
5.00%, 2022	700	812
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	375	446
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2023	375	456
5.00%, 2025	335	412
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, 2023	130	135
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	587
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	453
5.00%, 2022	340	406
		277,164

Private Client Services Funds	39

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	$100	$108
		108

Florida - 0.2%
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	500	565
		565

Guam - 0.8%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	404
5.00%, 2022	710	826
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,269
		2,499

Iowa - 0.1%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	113
		113

Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	112
		112

Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA Insured), 3.75%, 2038	350	379
		379

Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.01%, 2022[1]	1,000	1,002
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	100	102
		1,104

Puerto Rico - 1.8%
Puerto Rico Highways & Trans. Auth., Highway Tolls Rev. Ref. Bonds, Series BB (AGM Insured), 5.25%, 2022	435	454
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,403
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	355	302
5.00%, 2016	350	347
5.00%, 2017	500	491
5.00%, 2019	500	491
5.00%, 2021	1,000	980

40	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
Puerto Rico - continued
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	$1,000	$1,021
		5,489

Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	1,100	1,099
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, 2024	100	101
		1,200

U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 2024	500	566
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	1,400	1,571
		2,137

Total bonds & notes (cost: $282,612,000)		290,870

Short-term securities - 3.5%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 01, 2041[1]	1,000	1,000
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.01%, September 01, 2038[1]	500	500
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, November 01, 2026[1]	2,500	2,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.01%, August 15, 2027[1]	325	325
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 02, 2029[1]	603	603
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.01%, September 02, 2029[1]	1,104	1,104
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 0.01%, August 01, 2044[1]	1,700	1,700
Irvine Unified School Dist., Special Tax. School Imps. Bonds, 0.01%, September 01, 2051[1]	2,493	2,493
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.01%, July 01, 2034[1]	300	300
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.01%, July 01, 2035[1]	150	150

Total short-term securities (cost: $10,675,000)		10,675
Total investment securities (cost: $293,287,000)		301,545
Other assets less liabilities		3,449

Net assets		$304,994

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Private Client Services Funds	41

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2015

[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Loc.	=	Local
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

42	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - 95.4%	amount (000)	Value (000)
California - 92.4%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	$500	$501
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	200	207
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 2016	400	406
5.00%, 2018	250	275
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	582
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	540
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	500	491
0.91%, 2047	250	246
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	750	758
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.71%, 2047[1]	800	799
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	600	608
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 2018	250	271
5.00%, 2017	400	426
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.61%, 2034[1]	250	248
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 0.71%, 2034[1]	250	247
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	800
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
5.00%, 2020	700	825
5.00%, 2022	500	605
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, 2016	75	77
4.00%, 2017	100	104
5.00%, 2016	250	261
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 2016	400	410
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
4.00%, 2016	300	305
4.00%, 2017	200	210
4.00%, 2018	400	433
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2017	510	548
5.00%, 2018	500	558
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 2016	200	208
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2016	225	226
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	454
5.00%, 2019	500	560
5.00%, 2019	200	227
5.00%, 2020	150	173
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	214
4.00%, 2019	500	544
4.00%, 2020	625	697
5.00%, 2016	250	262
5.00%, 2018	500	562
5.00%, 2019	525	608
5.00%, 2019	300	345

44	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 2015	$150	$150
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[1]	1,075	1,164
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	500	586
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.29%, 2047[1]	500	496
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	1,100	1,095
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2016	200	207
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	212
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	500	555
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	181
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	440
5.00%, 2018	400	441
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	224
4.00%, 2019	500	557
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	475	516
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 2016	400	405
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 2016	500	508
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	279
5.00%, 2020	700	816
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	460
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2016	240	250
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2016	400	419
5.00%, 2017	475	517
5.00%, 2018	400	451
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	500	516
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[1]	600	641
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, 2020	1,100	1,114
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	300	300
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	178
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	625	722
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	322
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	775
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	554
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2017	500	539

Private Client Services Funds	45

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California – continued
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	$1,745	$1,944
5.00%, 2019	380	436
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	563
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	540
4.00%, 2019	300	330
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	244
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,522
City of Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	250	284
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 2016	100	102
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	557
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2017	700	741
5.00%, 2018	600	657
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	485
5.00%, 2020	545	627
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	762
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	528
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	558
5.00%, 2019	600	689
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	666
5.00%, 2020	500	587
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	554
5.00%, 2019	500	571
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[2]	1,100	994
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,114
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 2016	300	315
5.00%, 2018	425	479
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	543
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	786
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,148
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,237
5.00%, 2019	700	808
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	245	246
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2017	770	837
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	475
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,026
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,263
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	557
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	661

46	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	$500	$499
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 2037[1]	700	727
Milpitas Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2017	750	797
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	555
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	374
4.00%, 2018	300	324
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	417
5.00%, 2019	200	229
5.00%, 2021	200	235
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	408
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	426
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	275	313
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	540
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	978
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	337
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	564
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	225	243
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 2017	250	270
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	272
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	540
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	425
5.00%, 2018	1,000	1,120
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2016	250	258
5.00%, 2017	650	697
5.00%, 2018	100	111
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	332
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	556
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2017	850	909
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	175	180
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2016	200	205
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	554
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2020	500	585
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	264
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	557
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2016	300	308
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	327
4.00%, 2019	475	529
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	876
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	400

Private Client Services Funds	47

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	$750	$826
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.34%, 2017[1]	1,075	1,068
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2016	200	206
5.00%, 2017	750	807
5.00%, 2018	200	223
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 2016	150	154
5.00%, 2017	775	833
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	390
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2016	705	728
5.00%, 2019	600	689
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	334
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,050	1,050
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	500	526
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.965%, 2029[1]	500	503
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2018	1,000	1,097
5.00%, 2019	650	736
5.00%, 2021	500	597
State of California, G.O. General Fund Ref. Notes:
2.00%, 2016	1,000	1,014
5.00%, 2019	900	1,043
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	425	426
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.46%, 2033[1]	1,500	1,496
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.76%, 2017[1]	400	402
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 2018	570	622
5.50%, 2019	2,050	2,366
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	583
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 2016	340	345
4.00%, 2017	350	365
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	595
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	775
5.00%, 2021	500	591
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	610
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 2018	250	268
5.00%, 2017	300	316
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	319
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	280
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2016	200	205

48	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Bonds & notes - continued	amount (000)	Value (000)
California - continued
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	$275	$321
5.00%, 2021	265	314
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	321
		103,533

Guam - 0.3%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	300	314
		314

Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	543
		543

Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured),
4.60%, 2028	125	135
		135

Massachusetts - 0.2%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.44%, 2018[1]	175	174
		174

Puerto Rico - 1.1%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	785
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	200	198
5.00%, 2017	250	246
		1,229

U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	800	898
		898

Total bonds & notes (cost: $105,509,000)		106,826

Short-term securities - 3.0%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, 2026[1]	2,800	2,800
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 02, 2029[1]	500	500

Private Client Services Funds	49

Capital Group California Short-Term Municipal Fund

Schedule of investments
October 31, 2015

	Principal
Short-term securities - continued	amount (000)	Value (000)
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.01%, July 01, 2035[1]	$100	$100

Total short-term securities (cost: $3,400,000)		3,400
Total investment securities (cost: $108,909,000)		110,226
Other assets less liabilities		1,775

Net assets		$112,001

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

50	Private Client Services Funds

Capital Group Core Bond Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

51

Capital Group Core Bond Fund

Schedule of investments

October 31, 2015

Bonds, notes & other debt investments - 88.7%	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - 45.8%
Fannie Mae:
0.375%, 2016	$1,000	$1,000
1.25%, 2016	1,000	1,007
1.00%, 2017	4,645	4,646
0.875%, 2018	500	499
1.75%, 2019	1,545	1,567
2.625%, 2024	430	441
Federal Home Loan Banks:
1.00%, 2017	600	603
0.625%, 2017	1,225	1,221
1.875%, 2020	2,910	2,955
Freddie Mac:
4.75%, 2016	2,000	2,019
2.50%, 2016	1,000	1,012
1.00%, 2017	350	352
1.00%, 2017	145	145
U.S. Treasury Bonds:
7.625%, 2025	750	1,102
3.625%, 2044	1,000	1,144
U.S. Treasury Inflation Indexed Bonds:
0.25%, 2025	1,006	969
2.00%, 2026	600	676
0.75%, 2045	203	180
U.S. Treasury Inflation Indexed Notes:
0.125%, 2016	1,074	1,068
2.375%, 2017	390	401
0.125%, 2020	11,688	11,611
0.375%, 2023	512	505
0.375%, 2025	8,427	8,234
U.S. Treasury Notes:
4.50%, 2016	500	506
2.625%, 2016	5,075	5,116
1.50%, 2016	3,650	3,680
0.625%, 2016	1,000	1,002
1.00%, 2016	1,000	1,005
4.625%, 2017	4,000	4,209
1.00%, 2017	1,000	1,006
0.875%, 2017	1,000	1,004
4.50%, 2017	26,110	27,659
8.75%, 2017	490	551
0.875%, 2017	1,000	1,003
0.75%, 2018	500	498
3.875%, 2018	1,000	1,075
1.375%, 2018	250	253
1.25%, 2018	500	503
3.75%, 2018	3,800	4,109
1.50%, 2018	1,000	1,012
1.25%, 2019	500	501
1.50%, 2019	2,750	2,775
1.625%, 2019	1,000	1,012
1.625%, 2019	750	759
1.00%, 2019	500	494
1.75%, 2019	2,000	2,032

52	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
U.S. government & government agency bonds & notes - continued
1.50%, 2019	$1,000	$1,006
1.625%, 2019	500	505
1.375%, 2020	4,615	4,600
1.375%, 2020	1,000	995
1.625%, 2020	3,215	3,235
1.375%, 2020	8,130	8,088
2.00%, 2020	1,000	1,021
3.125%, 2021	2,000	2,153
1.875%, 2021	500	503
2.125%, 2021	1,000	1,019
1.50%, 2022	1,750	1,718
1.75%, 2022	2,000	1,990
1.875%, 2022	2,000	2,003
2.125%, 2022	3,000	3,051
2.00%, 2023	2,000	2,011
1.75%, 2023	1,000	984
2.50%, 2023	1,050	1,090
2.75%, 2023	2,250	2,376
2.75%, 2024	5,000	5,274
2.25%, 2024	500	506
2.00%, 2025	2,000	1,978
2.00%, 2025	2,000	1,975

Total U.S. government & government agency bonds & notes		153,202

Mortgage-backed obligations - 12.0%

Federal agency mortgage-backed obligations - 7.1%
Fannie Mae:
4.50%, 2019	52	54
4.50%, 2020	318	332
3.50%, 2025	3,417	3,613
5.50%, 2037	13	15
5.50%, 2038	693	776
5.00%, 2041	1,084	1,206
5.00%, 2041	275	305
6.00%, 2045, TBA	250	283
Freddie Mac:
1.873%, 2018	50	50
3.974%, 2021	524	574
2.791%, 2022	1,320	1,360
2.373%, 2022	500	504
2.811%, 2025	710	717
3.50%, 2034	2,839	2,975
3.00%, 2035	365	377
3.00%, 2035	2,665	2,728
6.00%, 2037	41	47
3.50%, 2045, TBA	2,000	2,077
Ginnie Mae:
4.50%, 2040	110	120
4.00%, 2044	2,793	2,976
5.616%, 2059	339	353
1.203%, 2062[1]	677	683
5.075%, 2064	283	300

Private Client Services Funds	53

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
6.64%, 2064	$1,150	$1,230
		23,655

Commercial mortgage-backed securities - 4.9%
Commercial Mortgage Trust, 5.292%, 2046	327	338
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	1,335	1,357
Credit Suisse Commercial Mortgage Trust:
5.467%, 2039	1,191	1,214
5.695%, 2040[1]	696	727
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, 2044	606	611
3.742%, 2046	456	458
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.197%, 2024	206	206
1.297%, 2025	242	241
Greenwich Capital Commercial Funding Corp., 5.444%, 2039	296	307
Hilton USA Trust, Series 144A:[2]
2.662%, 2030	480	481
3.367%, 2030	725	728
JPMorgan Chase Commercial Mortgage Securities Trust:
5.44%, 2045	650	666
5.695%, 2049[1]	646	675
5.85%, 2051[1]	315	336
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	621	650
5.493%, 2040[1]	680	707
5.854%, 2044[1]	312	331
6.162%, 2045[1]	500	542
Merrill Lynch Mortgage Trust, 5.8373%, 2050[1]	730	760
ML-CFC Commercial Mortgage Trust, 5.8772%, 2049[1]	550	579
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	696
Morgan Stanley Capital I Trust, 5.319%, 2043	432	446
Wachovia Bank Commercial Mortgage Trust:
5.342%, 2043	1,650	1,707
5.466%, 2045[1]	510	511
5.591%, 2047[1]	510	534
5.713%, 2049[1]	725	753
		16,561

Total mortgage-backed obligations		40,216

Corporate bonds & notes - 22.5%

Banks - 2.8%
Bank of America Corp.:
2.625%, 2020	735	733
3.875%, 2025	1,430	1,458
Barclays Bank PLC, 2.50%, 2019	1,100	1,118
BB&T Corp.:
2.05%, 2018	500	504

54	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Banks - continued
2.625%, 2020	$385	$391
BNP Paribas SA, 0.8143%, 2017[1]	520	520
Citigroup, Inc.:
2.65%, 2020	510	509
4.45%, 2027	390	392
JP Morgan Chase & Co.:
3.20%, 2023	125	125
3.90%, 2025	775	796
Morgan Stanley:
2.125%, 2018	300	303
4.00%, 2025	440	454
The Bank of New York Mellon Corp., 2.10%, 2019	500	504
The Goldman Sachs Group, Inc.:
2.60%, 2020	510	512
3.75%, 2025	690	696
4.25%, 2025	290	292
4.75%, 2045	175	178
		9,485

Electric - 2.4%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	330
CMS Energy Corp., 3.875%, 2024	400	413
Duke Energy Corp.:
3.95%, 2023	165	173
3.75%, 2024	730	756
Exelon Corp., 3.95%, 2025	960	971
Pacific Gas & Electric Co., 2.45%, 2022	300	288
PacifiCorp, 5.65%, 2018	755	833
Progress Energy, Inc., 7.05%, 2019	930	1,070
PSEG Power LLC, 2.75%, 2016	250	254
Public Service Co. of Colorado, 3.20%, 2020	300	313
Southern California Edison Co., 1.125%, 2017	430	430
Tampa Electric Co., 2.60%, 2022	350	340
Virginia Electric and Power Co.:
1.20%, 2018	620	616
2.95%, 2022	300	302
3.10%, 2025	1,020	1,023
		8,112

Pharmaceuticals - 2.2%
Abbvie, Inc.:
2.50%, 2020	1,215	1,203
2.90%, 2022	175	170
3.20%, 2022	165	164
3.60%, 2025	720	710
Actavis Funding SCS:
3.00%, 2020	485	489
3.45%, 2022	840	836
3.80%, 2025	850	844
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	1,165	1,128

Private Client Services Funds	55

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Pharmaceuticals - continued
Mckesson Corp.:
0.95%, 2015	$45	$45
3.25%, 2016	310	312
Merck & Co., Inc.:
1.10%, 2018	250	250
2.80%, 2023	250	252
Novartis Securities Investment Ltd., 5.125%, 2019	300	333
Pfizer, Inc., 0.6372%, 2018[1]	500	499
		7,235

Oil & gas - 1.7%
Anadarko Petroleum Corp., 6.375%, 2017	250	269
Chevron Corp.:
0.889%, 2016	500	501
2.411%, 2022	475	471
Devon Energy Corp., 2.25%, 2018	225	225
Ensco PLC, 5.20%, 2025	50	42
Exxon Mobil Corp., 0.4872%, 2019[1]	1,115	1,111
Husky Energy, Inc., 7.25%, 2019	250	286
Noble Holding International Ltd., 5.95%, 2025	430	346
Phillips 66, 4.30%, 2022	290	308
Shell International Finance BV, 2.125%, 2020	860	863
Statoil ASA:
2.45%, 2023	540	522
3.25%, 2024	280	280
Total Capital International SA, 2.875%, 2022	230	232
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	191
		5,647

Pipelines - 1.6%
Boardwalk Pipelines LP, 4.95%, 2024	460	422
Enbridge Energy Partners LP:
4.375%, 2020	605	613
5.875%, 2025	230	232
Enbridge, Inc.:
5.60%, 2017	790	823
4.00%, 2023	505	467
EnLink Midstream Partners LP, 4.40%, 2024	220	207
Enterprise Products Operating LLC, 3.70%, 2026	80	76
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	385
Kinder Morgan, Inc., 4.30%, 2025	750	681
Spectra Energy Partners LP, 2.95%, 2018	500	505
TC PipeLines LP, 4.375%, 2025	415	392
Williams Partners LP, 4.50%, 2023	535	490
		5,293

Insurance - 1.5%
ACE INA Holdings, Inc.:
2.30%, 2020	275	275

56	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Insurance - continued
2.875%, 2022	$145	$145
3.35%, 2024	400	404
3.35%, 2026	150	151
4.35%, 2045	205	209
American International Group, Inc.:
2.30%, 2019	495	499
4.125%, 2024	360	381
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	765
Prudential Financial, Inc.:
1.101%, 2018[1]	570	572
2.30%, 2018	350	356
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,130
		4,887

REITS - 1.1%
Corporate Office Properties LP, 5.25%, 2024	225	230
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	504
DDR Corp.:
3.625%, 2025	300	285
4.25%, 2026	375	374
ERP Operating LP, 4.625%, 2021	350	382
Essex Portfolio LP, 3.50%, 2025	490	476
Kimco Realty Corp.:
5.584%, 2015	325	326
3.40%, 2022	90	90
Prologis LP:
2.75%, 2019	360	366
3.75%, 2025	335	333
UDR, Inc., 3.70%, 2020	400	416
		3,782

Auto Manufacturers - 1.0%
Daimler Finance North America LLC, Series 144A:[2]
1.189%, 2018[1]	350	349
3.30%, 2025	250	247
Ford Motor Credit Co. LLC:
3.157%, 2020	550	557
3.219%, 2022	205	204
General Motors Co., 4.00%, 2025	235	231
General Motors Financial Co., Inc.:
3.10%, 2019	975	980
4.30%, 2025	535	546
Toyota Motor Credit Corp., 1.45%, 2018	350	351
		3,465

Agriculture - 0.8%
Altria Group, Inc.:
2.85%, 2022	250	247
2.95%, 2023	200	197

Private Client Services Funds	57

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Agriculture - continued
4.00%, 2024	$580	$612
Philip Morris International, Inc., 3.375%, 2025	630	644
Reynolds American, Inc.:
2.30%, 2018	120	122
4.00%, 2022	70	73
4.45%, 2025	430	451
5.70%, 2035	30	33
5.85%, 2045	220	245
		2,624

Media - 0.8%
21st Century Fox America, Inc.:
4.50%, 2021	350	380
3.70%, 2025[2]	205	205
CBS Corp., 1.95%, 2017	200	201
Comcast Corp., 3.375%, 2025	300	306
NBCUniversal Media LLC, 5.15%, 2020	350	396
The Walt Disney Co., 5.50%, 2019	300	337
Viacom, Inc.:
2.50%, 2018	350	352
3.875%, 2024	380	361
		2,538

Diversified financial services - 0.7%
American Express Co., 0.9191%, 2018[1]	500	500
GE Capital International Funding Co., Series 144A, 0.964%, 2016[2]	838	838
Intercontinental Exchange, Inc., 4.00%, 2023	970	1,004
		2,342

Healthcare-services - 0.7%
Aetna, Inc., 1.50%, 2017	350	351
Anthem, Inc.:
2.30%, 2018	285	286
4.35%, 2020	300	320
Laboratory Corp. of America Holdings, 4.70%, 2045	210	194
UnitedHealth Group, Inc.:
1.40%, 2017	250	251
3.35%, 2022	380	394
3.75%, 2025	460	480
		2,276

Healthcare-products - 0.6%
Becton Dickinson & Co., 3.734%, 2024	390	400
Medtronic, Inc., 3.50%, 2025	500	513
St. Jude Medical, Inc., 3.875%, 2025	130	132
Zimmer Biomet Holdings, Inc.:
3.15%, 2022	470	467

58	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Healthcare-products - continued
3.55%, 2025	$610	$602
		2,114

Beverages - 0.6%
Pernod-Ricard SA, Series 144A, 2.95%, 2017[2]	800	813
SABMiller Holdings, Inc., Series 144A, 2.45%, 2017[2]	745	754
The Coca-Cola Co., 1.50%, 2015	350	350
		1,917

Biotechnology - 0.6%
Celgene Corp.:
2.125%, 2018	200	202
2.875%, 2020	120	121
3.55%, 2022	90	91
3.625%, 2024	155	155
3.875%, 2025	600	603
Gilead Sciences, Inc.:
3.05%, 2016	80	82
3.25%, 2022	325	331
3.50%, 2025	320	324
		1,909

Real Estate - 0.6%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	296
4.125%, 2024	400	400
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	99
3.50%, 2025	250	243
WEA Finance LLC, Series 144A:[2]
2.70%, 2019	475	474
3.25%, 2020	355	359
		1,871

Telecommunications - 0.5%
AT&T, Inc., 2.40%, 2016	200	203
Verizon Communications, Inc.:
5.15%, 2023	940	1,048
4.272%, 2036	500	457
		1,708

Computers - 0.5%
Apple, Inc.:
2.00%, 2020	800	803
2.70%, 2022	800	808
		1,611

Private Client Services Funds	59

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes – continued
Retail - 0.5%
CVS Health Corp., 4.00%, 2023	$200	$212
Starbucks Corp., 2.00%, 2018	190	193
Target Corp., 6.00%, 2018	705	776
The Home Depot, Inc., 4.40%, 2021	350	389
		1,570

Cosmetics/Personal Care - 0.2%
The Procter & Gamble Co., 1.80%, 2015	790	790
		790

Software - 0.2%
Oracle Corp.:
1.20%, 2017	250	251
2.375%, 2019	500	510
		761

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	387
Waste Management, Inc., 4.60%, 2021	300	327
		714

Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	300	292
The Boeing Co., 0.95%, 2018	350	347
		639

Chemicals - 0.1%
Ecolab, Inc., 3.00%, 2016	180	184
Ei Du Pont De Nemours & Co., 2.80%, 2023	350	338
		522

Miscellaneous manufacturing - 0.1%
Danaher Corp., 2.30%, 2016	200	202
General Electric Co., 2.70%, 2022	300	301
		503

Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	350
		350
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	253
		253

60	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Corporate bonds & notes - continued
Mining - 0.1%
Teck Resources Ltd., 3.15%, 2017	$260	$248
		248

Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	55
		55

Total corporate bonds & notes		75,221

Municipals - 2.3%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2016	8	8
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, 2016	1,000	1,001
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	497
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	3,000	3,060
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	503
3.139%, 2020	805	818
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (AGM Insured), 5.00%, 2016	42	42
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	651
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	343

Total municipals		7,677

Government & government agency bonds & notes outside the U.S. - 0.6%

Sovereign - 0.6%
Mexico Government International Bond, 4.00%, 2023	450	466
Province of Manitoba Canada, 3.05%, 2024	200	205
Province of Ontario Canada, 3.20%, 2024	500	522
Ukraine Government AID Bonds, 1.844%, 2019	875	884
		2,077

Total government & government agency bonds & notes outside the U.S.		2,077

Asset-backed obligations - 5.5%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	355	354
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	995
2.97%, 2020	1,340	1,380
2.50%, 2021	770	773
California Republic Auto Receivables Trust:
1.82%, 2020	775	775
2.51%, 2021	270	270
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	582
CarMax Auto Owner Trust:
1.16%, 2019	500	499

Private Client Services Funds	61

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

	Principal
Bonds, notes & other debt investments - continued	amount (000)	Value (000)
Asset-backed obligations - continued
1.38%, 2019	$655	$655
1.37%, 2020	450	449
Chase Issuance Trust, 0.6258%, 2020[1]	480	480
Chesapeake Funding LLC, Series 144A, 0.6138%, 2026[1,2]	162	162
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	640	640
Citibank Credit Card Issuance Trust, 1.3448%, 2020[1]	540	549
Discover Card Execution Note Trust:
0.546%, 2020[1]	1,165	1,162
2.12%, 2021	655	663
Drive Auto Receivables Trust, Series 144A, 0.93%, 2017[2]	509	509
Enterprise Fleet Financing LLC, Series 144A, 1.05%, 2020[2]	668	666
Ford Credit Auto Lease Trust, 1.10%, 2017	165	165
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	571
2.12%, 2026	315	317
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.597%, 2028	438	437
0.953%, 2028	300	299
Hertz Vehicle Financing LLC, 2.73%, 2021	1,048	1,052
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 2017[2]	1,600	1,597
Octagon Investment Partners XV Ltd., Series 144A, 1.6052%, 2025[1,2]	800	792
Santander Drive Auto Receivables Trust:
0.87%, 2018	183	182
1.27%, 2019	775	775
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.896%, 2018	430	429
1.446%, 2018	250	249

Total asset-backed obligations		18,428

Total bonds, notes & other debt investments (cost: $295,466,000)		296,821

Short-term securities - 9.3%
Chariot Funding LLC, 0.39%, December 8, 2015[3]	2,200	2,199
Chevron Corp., 0.17%, January 19, 2016[3]	7,200	7,196
Federal National Mortgage Association, 0.15%, November 17, 2015[3]	7,000	7,000
General Electric Co., 0.08%, November 2, 2015[3]	5,000	5,000
National Rural Utilities Cooperative Finance Corp., 0.14%, November 23, 2015[3]	4,400	4,400
United Technologies, 0.20%, November 25, 2015[3]	2,500	2,500
Wal-Mart Stores, Inc., 0.09%, November 16, 2015[3]	2,600	2,600

Total short-term securities (cost: $30,895,000)		30,895
Total investment securities (cost: $326,361,000)		327,716
Other assets less liabilities		6,838

Net assets		$334,554

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2015.

62	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2015

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $20,573,000, representing 6.15% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
Co.	=	Company
Corp.	=	Corporation
Econ.	=	Economic
Facs.	=	Facilities
G.O.	=	General Obligation
GTY	=	Guaranty
Imps.	=	Improvements
Inc.	=	Incorporated
Ltd.	=	Limited
Misc.	=	Miscellaneous
NATL-RE	=	National Reinsurance
Prop.	=	Property
Ref.	=	Refunding
REITS	=	Real Estate Investment Trusts
Rev.	=	Revenue
TBA	=	To be announced

See Notes to Financial Statements

Private Client Services Funds	63

Capital Group Global Equity Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities

Capital Group Global Equity Fund

October 31, 2015

Investment portfolio - country diversification

Country	(percent of net assets)
United States	45.3%
Britain	13.0
Japan	8.1
France	6.8
Switzerland	5.6
Hong Kong	3.1
Singapore	2.1
Germany	1.9
Denmark	1.7
Finland	1.6
Netherlands	1.6
Sweden	1.5
Ireland	1.3
Taiwan	0.8
Canada	0.8
Spain	0.6
India	0.5
Luxembourg	0.2
Norway	0.2
Australia	0.2
Macau	0.1
Short-term securities & other assets less liabilities	3.0

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - 97.0%	Shares	Value (000)
Financials - 17.6%
Sampo Oyj, A Shares	161,177	$7,863
AIA Group Ltd.	1,267,400	7,393
CME Group, Inc.	68,000	6,424
The Goldman Sachs Group, Inc.	31,600	5,925
American Tower Corp.	44,800	4,580
Marsh & McLennan Cos., Inc.	81,600	4,549
Moody’s Corp.	41,900	4,029
Wells Fargo & Co.	72,080	3,903
Deutsche Wohnen AG	124,888	3,522
JPMorgan Chase & Co.	52,300	3,360
Lloyds Banking Group PLC	2,738,100	3,107
Iron Mountain, Inc.	95,670	2,931
PacWest Bancorp	57,890	2,607
HDFC Bank Ltd. (ADR)	41,500	2,537
The PNC Financial Services Group, Inc.	26,900	2,428
CaixaBank SA	591,407	2,265
Aberdeen Asset Management PLC	422,100	2,252
ACE Ltd.	19,770	2,245
DBS Group Holdings Ltd.	174,975	2,155
BNP Paribas SA	34,973	2,121
Mercury General Corp.	38,750	2,093
Svenska Handelsbanken AB, A Shares	149,259	2,024
Crown Castle International Corp.	22,750	1,944
Aon PLC	19,600	1,829
DNB ASA	80,566	1,022
Credit Suisse Group AG1	40,410	1,006
Prudential PLC	42,900	1,001
UBS Group AG1	21,927	438
		87,553

Information Technology - 16.7%
Keyence Corp.[1]	15,000	7,785
Murata Manufacturing Co. Ltd.	38,000	5,389
Visa, Inc., A Shares	66,800	5,182
ASML Holding NV	54,416	5,045
Hamamatsu Photonics K.K.	181,400	4,638
Avago Technologies Ltd.	34,900	4,297
Microsoft Corp.	78,900	4,153
Apple, Inc.	34,694	4,146
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	178,680	3,924
Texas Instruments, Inc.	66,115	3,750
Paychex, Inc.	69,570	3,588
Xilinx, Inc.	70,600	3,362
Alphabet, Inc., Class C1	4,422	3,143
Jack Henry & Associates, Inc.	40,511	3,133
Gemalto NV	44,172	2,768
VeriSign, Inc.[1]	31,775	2,561
Automatic Data Processing, Inc.	29,342	2,552
Broadcom Corp., Class A	44,600	2,292
Jabil Circuit, Inc.	97,700	2,245
Alphabet, Inc., Class A1	2,460	1,814
VTech Holdings Ltd.	138,000	1,670

66	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Information Technology - continued
Trend Micro, Inc.	38,200	$1,484
Accenture PLC, Class A	12,800	1,372
Amadeus IT Holding SA, A Shares	21,965	935
Oracle Corp.	42	1,778
		83,006

Industrials - 14.6%
Safran SA	87,236	6,620
Nielsen Holdings PLC	114,700	5,449
FANUC Corp.	30,000	5,279
The Boeing Co.	33,200	4,916
SMC Corp.	17,900	4,588
China Everbright International Ltd.	2,733,080	4,382
Eaton Corp. PLC	76,300	4,266
Hexcel Corp.	85,630	3,966
Assa Abloy AB, Class B	187,827	3,725
Danaher Corp.	36,300	3,387
Siemens AG	26,617	2,677
Towers Watson & Co., Class A	18,959	2,343
BAE Systems PLC	338,530	2,293
Norfolk Southern Corp.	26,210	2,098
Meggitt PLC	381,009	2,074
Jardine Matheson Holdings Ltd.	36,000	1,953
IDEX Corp.	23,300	1,789
FedEx Corp.	9,600	1,498
3M Co.	8,530	1,341
AA PLC[1]	256,484	1,092
Airbus Group SE	15,279	1,062
DKSH Holding AG Ltd.[1]	16,262	990
Schneider Electric SE	16,197	979
Sydney Airport	200,847	924
United Technologies Corp.	9,200	905
Zodiac Aerospace	34,367	869
Waste Management, Inc.	13,990	752
Caterpillar, Inc.	9,100	664
		72,881

Health Care - 14.3%
AstraZeneca PLC	158,330	10,106
Novo Nordisk A/S, Class B	163,259	8,648
Novartis AG	68,186	6,182
Incyte Corp.[1]	48,500	5,700
Gilead Sciences, Inc.[1]	52,192	5,644
Roche Holding AG	16,603	4,497
Essilor International SA	30,710	4,030
Cerner Corp.[1]	59,700	3,957
Eli Lilly & Co.	41,710	3,402
Pfizer, Inc.	86,500	2,925
AmerisourceBergen Corp.	24,700	2,384
Express Scripts Holding Co.[1]	27,600	2,384
Bayer AG	16,492	2,201
Illumina, Inc.[1]	13,005	1,863

Private Client Services Funds	67

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Health Care - continued
Sysmex Corp.	32,400	$1,852
AbbVie, Inc.	20,900	1,245
St. Jude Medical, Inc.	19,300	1,232
DaVita HealthCare Partners, Inc.[1]	14,900	1,155
Medtronic PLC	14,240	1,053
Bristol-Myers Squibb Co.	7,925	523
		70,983

Consumer Discretionary - 11.4%
Royal Caribbean Cruises Ltd.	49,000	4,819
Starbucks Corp.	70,800	4,430
Las Vegas Sands Corp.	88,110	4,362
Liberty Global PLC, Class A1	95,730	4,262
Cie Financiere Richemont SA	48,982	4,189
Newell Rubbermaid, Inc.	91,273	3,873
Comcast Corp., Class A	57,870	3,624
Viacom, Inc., Class B	65,800	3,245
Yum! Brands, Inc.	39,865	2,827
Greene King PLC	216,900	2,683
Scripps Networks Interactive, Inc., Class A	42,670	2,564
Marks & Spencer Group PLC	295,700	2,335
Sirius XM Holdings, Inc.[1]	531,400	2,168
Electrolux AB, Series B	61,286	1,801
Denso Corp.	34,300	1,588
Delphi Automotive PLC	16,700	1,389
BCA Marketplace PLC[1]	484,800	1,319
Bayerische Motoren Werke AG	11,492	1,180
SES SA	39,009	1,152
Samsonite International SA	281,100	829
Wynn Macau Ltd.	490,000	672
Charter Communications, Inc., Class A1	3,000	573
The Home Depot, Inc.	4,485	554
Liberty Global PLC, Series C1	5,100	217
		56,655

Consumer Staples - 10.3%
Imperial Tobacco Group PLC	134,914	7,267
Unilever PLC	156,000	6,928
Nestle SA	89,179	6,808
Pernod Ricard SA	50,629	5,960
L’Oreal SA	27,170	4,950
The Procter & Gamble Co.	55,295	4,223
Philip Morris International, Inc.	34,100	3,015
Danone SA	42,193	2,938
The Coca-Cola Co.	63,240	2,678
Tate & Lyle PLC	251,500	2,312
Ajinomoto Co., Inc.	60,000	1,332
British American Tobacco PLC	18,000	1,068
Diageo PLC	26,180	757
CVS Health Corp.	7,165	708

68	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Consumer Staples - continued
Nestle SA (ADR)	7,600	$579
		51,523

Energy - 5.0%
Chevron Corp.	52,610	4,781
Enbridge, Inc.	87,700	3,748
Exxon Mobil Corp.	44,945	3,719
Schlumberger Ltd.	35,686	2,789
Occidental Petroleum Corp.	36,695	2,735
Total SA	54,791	2,655
Kinder Morgan, Inc.	58,265	1,594
EOG Resources, Inc.	18,145	1,558
ConocoPhillips	24,980	1,333
		24,912

Telecommunication Services - 2.9%
NTT DOCOMO, Inc.	52,900	1,039
Singapore Telecommunications Ltd.	1,333,000	3,773
SoftBank Group Corp.	75,500	4,202
Verizon Communications, Inc.	66,300	3,108
Vodafone Group PLC	746,835	2,462
		14,584

Materials - 2.5%
The Dow Chemical Co.	41,000	2,118
Monsanto Co.	20,700	1,930
LyondellBasell Industries NV, Class A	19,270	1,790
Praxair, Inc.	15,475	1,719
Air Liquide SA	11,632	1,505
Nucor Corp.	32,900	1,392
Givaudan SA1	555	992
Rio Tinto PLC	27,142	984
		12,430

Utilities - 1.7%
National Grid PLC	282,700	4,024
SSE PLC	121,900	2,843
Sempra Energy	13,615	1,394
		8,261

Total common stocks (cost: $403,450,000)		482,788

Short-term securities - 3.0%	Principal amount (000)
AstraZeneca PLC, 0.18%, November 09, 2015[2]	$600	600
Mitsubishi UFJ Trust & Banking Corp., 0.20%, November 18, 2015[2]	10,400	10,399

Private Client Services Funds	69

Capital Group Global Equity Fund

Schedule of investments
October 31, 2015

Short-term securities - continued	Principal amount (000)	Value (000)
Thunder Bay Funding LLC, 0.40%, December 17, 2015[2]	$4,050	$4,049

Total short-term securities (cost: $15,047,000)		15,048
Total investment securities (cost: $418,497,000)		497,836
Other assets less liabilities		(155)

Net assets		$497,681

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

70	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Non-U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities

Capital Group Non-U.S. Equity Fund

October 31, 2015

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	22.6%
Britain	17.6
France	12.0
Switzerland	10.4
Hong Kong	5.0
Denmark	4.4
Germany	3.6
Netherlands	3.1
Sweden	2.6
Finland	2.2
Spain	1.8
Canada	1.4
Australia	1.4
Luxembourg	1.3
Singapore	1.2
Taiwan	1.2
India	0.7
Ireland	0.7
United States	0.6
Norway	0.4
Macau	0.2
Short-term securities & other assets less liabilities	5.6

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - 94.4%	Shares	Value (000)
Industrials - 16.6%
SMC Corp.	100,800	$25,838
FANUC Corp.	139,100	24,479
Assa Abloy AB, Class B	1,182,516	23,452
China Everbright International Ltd.	13,199,390	21,160
Safran SA	271,370	20,594
Jardine Matheson Holdings Ltd.	263,300	14,282
Sydney Airport	2,159,392	9,935
AA PLC[1]	2,290,115	9,753
Kawasaki Heavy Industries Ltd.	2,443,000	9,750
Zodiac Aerospace	370,124	9,359
Marubeni Corp.	1,429,100	8,231
Airbus Group SE	115,290	8,011
DKSH Holding AG Ltd.[1]	98,054	5,969
Meggitt PLC	1,025,309	5,581
Schneider Electric SE	78,813	4,765
Nidec Corp.	57,200	4,298
Canadian National Railway Co.	68,200	4,166
Kubota Corp.	266,000	4,101
Siemens AG	35,257	3,546
Mitsubishi Corp.	195,600	3,543
		220,813

Health Care - 15.0%
Novo Nordisk A/S, Class B	752,628	39,870
Roche Holding AG	120,584	32,662
Novartis AG	258,624	23,448
AstraZeneca PLC	343,890	21,950
Genmab A/S1	196,231	19,293
Sysmex Corp.	334,300	19,104
Essilor International SA	114,434	15,017
Bayer AG	82,621	11,028
Medtronic PLC	123,000	9,092
Grifols SA, Class B	224,587	7,800
		199,264

Financials - 14.9%
AIA Group Ltd.	5,332,200	31,102
Sampo Oyj, A Shares	593,440	28,952
Lloyds Banking Group PLC	19,635,500	22,280
Deutsche Wohnen AG	709,248	19,999
Prudential PLC	811,440	18,940
BNP Paribas SA	178,858	10,848
DBS Group Holdings Ltd.	782,582	9,636
CaixaBank SA	2,513,558	9,628
HDFC Bank Ltd. (ADR)	149,300	9,128
UBS Group AG1	349,670	6,979
Svenska Handelsbanken AB, A Shares	463,452	6,285
Sumitomo Mitsui Financial Group, Inc.	126,400	5,025
DNB ASA	385,986	4,897
Credit Suisse Group AG1	171,579	4,272
ING Groep NV	261,805	3,797
Henderson Group PLC	770,810	3,403

Private Client Services Funds	73

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Financials - continued
Julius Baer Group Ltd.[1]	57,496	$2,849
		198,020

Information Technology - 13.2%
Keyence Corp.[1]	69,400	36,020
Hamamatsu Photonics K.K.	1,155,400	29,538
Murata Manufacturing Co. Ltd.	205,000	29,070
ASML Holding NV	201,331	18,664
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	722,200	15,859
Gemalto NV	243,598	15,266
Trend Micro, Inc.	268,300	10,420
Oracle Corp.	170,500	7,737
SAP SE	89,742	7,095
Amadeus IT Holding SA, A Shares	162,900	6,932
		176,601

Consumer Staples - 12.0%
Pernod Ricard SA	196,064	23,079
L’Oreal SA	123,723	22,542
Nestle SA	284,235	21,699
Imperial Tobacco Group PLC	394,359	21,243
British American Tobacco PLC	247,060	14,664
Diageo PLC	456,645	13,196
Danone SA	183,959	12,807
Unilever PLC	281,900	12,519
Associated British Foods PLC	130,270	6,928
Ajinomoto Co., Inc.	259,000	5,749
Reckitt Benckiser Group PLC	56,600	5,522
		159,948

Consumer Discretionary - 11.3%
Cie Financiere Richemont SA	253,125	21,650
Liberty Global PLC, Class A1	476,075	21,195
Ryohin Keikaku Co. Ltd.	105,100	21,064
Nissan Motor Co. Ltd.	1,837,900	19,068
SES SA	584,310	17,253
BCA Marketplace PLC[1]	3,072,911	8,363
Samsonite International SA	2,489,700	7,344
The Swatch Group AG	89,123	6,434
Bayerische Motoren Werke AG	59,819	6,141
LVMH Moet Hennessy Louis Vuitton SE	31,227	5,810
Denso Corp.	104,400	4,833
Electrolux AB, Series B	142,076	4,176
Greene King PLC	257,550	3,186
Wynn Macau Ltd.	1,754,800	2,405
Liberty Global PLC, Series C1	37,700	1,608
		150,530

Telecommunication Services - 4.6%
SoftBank Group Corp.	323,400	18,000

74	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Telecommunication Services - continued
Vodafone Group PLC	4,662,690	$15,371
NTT DOCOMO, Inc.	524,000	10,286
Singapore Telecommunications Ltd.	2,348,300	6,647
KDDI Corp.	229,200	5,536
Swisscom AG	10,374	5,342
		61,182

Energy - 3.7%
Total SA	433,426	21,004
Enbridge, Inc.	353,700	15,118
Oil Search Ltd.	1,603,919	8,952
BG Group PLC	308,500	4,859
		49,933

Materials - 1.6%
Givaudan SA1	4,030	7,203
Air Liquide SA	45,858	5,932
Koninklijke DSM NV	78,035	4,155
Rio Tinto PLC	98,290	3,565
		20,855

Utilities - 1.5%
National Grid PLC	1,440,590	20,504
		20,504

Total common stocks (cost: $1,128,820,000)		1,257,650

Short-term securities - 5.8%	Principal amount (000)
Apple, Inc., 0.15%, December 14, 2015[2]	$10,100	10,098
Chevron Corp., 0.14%, December 29, 2015[2]	3,700	3,699
Federal Home Loan Bank:[2]
0.18%, December 15, 2015	20,000	19,999
0.20%, November 03, 2015	3,100	3,100
General Electric Co., 0.08%, November 02, 2015[2]	8,900	8,900
International Business Machines Corp., 0.17%, December 28, 2015[2]	11,600	11,598
Paccar Financial Corp., 0.12%, November 17, 2015[2]	4,000	3,999
United Parcel Service, Inc., 0.16%, November 05, 2015[2]	16,600	16,600

Total short-term securities (cost: $77,989,000)		77,993

Private Client Services Funds	75

Capital Group Non-U.S. Equity Fund

Schedule of investments
October 31, 2015

Total investment securities (cost: $1,206,809,000)	1,335,643
Other assets less liabilities	(2,825)

Net assets	$1,332,818

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

76	Private Client Services Funds

Capital Group U.S. Equity Fund

October 31, 2015

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2015, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - 94.7%	Shares	Value (000)
Consumer Discretionary - 15.9%
Newell Rubbermaid, Inc.	107,400	$4,557
Comcast Corp., Class A	71,450	4,474
The Home Depot, Inc.	23,500	2,906
Starbucks Corp.	41,200	2,578
Charter Communications, Inc., Class A1	11,500	2,196
Panera Bread Co., Class A1	12,145	2,154
NIKE, Inc., Class B	14,500	1,900
Yum! Brands, Inc.	22,400	1,588
Norwegian Cruise Line Holdings Ltd.[1]	22,300	1,419
Sirius XM Holdings, Inc.[1]	314,700	1,284
Carnival Corp.	21,650	1,171
Scripps Networks Interactive, Inc., Class A	18,694	1,123
The Priceline Group, Inc.[1]	620	902
Las Vegas Sands Corp.	18,040	893
Delphi Automotive PLC	9,400	782
Daimler AG (ADR)	7,310	634
Time Warner Cable, Inc.	3,050	578
Viacom, Inc., Class B	7,510	370
		31,509

Industrials - 15.7%
Nielsen Holdings PLC	83,200	3,953
The Boeing Co.	24,275	3,594
Waste Connections, Inc.	57,500	3,133
Towers Watson & Co., Class A	24,700	3,052
Danaher Corp.	32,155	3,000
Eaton Corp. PLC	46,900	2,622
United Technologies Corp.	26,365	2,595
Norfolk Southern Corp.	30,905	2,473
Hexcel Corp.	49,000	2,270
IDEX Corp.	15,800	1,213
Caterpillar, Inc.	13,400	978
Waste Management, Inc.	14,740	792
Siemens AG (ADR)	7,120	716
B/E Aerospace, Inc.	14,800	695
		31,086

Information Technology - 15.3%
Jack Henry & Associates, Inc.	52,700	4,076
Automatic Data Processing, Inc.	42,200	3,671
Texas Instruments, Inc.	50,900	2,887
Visa, Inc., A Shares	36,800	2,855
Microsoft Corp.	49,215	2,591
Apple, Inc.	18,665	2,230
Avago Technologies Ltd.	16,455	2,026
Alphabet, Inc., Class C1	2,627	1,867
Broadcom Corp., Class A	34,700	1,784
VeriSign, Inc.[1]	21,115	1,702
Jabil Circuit, Inc.	71,055	1,633
Accenture PLC, Class A	12,825	1,375
Alphabet, Inc., Class A1	1,150	848

78	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Information Technology - continued
Oracle Corp.	18,625	$723
		30,268

Financials - 14.8%
Marsh & McLennan Cos., Inc.	69,600	3,879
The Goldman Sachs Group, Inc.	16,900	3,169
Wells Fargo & Co.	56,960	3,084
CME Group, Inc.	30,425	2,874
JPMorgan Chase & Co.	41,900	2,692
Discover Financial Services	39,875	2,242
American Tower Corp.	18,600	1,901
The PNC Financial Services Group, Inc.	20,325	1,835
ACE Ltd.	15,765	1,790
Iron Mountain, Inc.	54,430	1,668
Aon PLC	16,200	1,512
Moody’s Corp.	11,900	1,144
PacWest Bancorp	17,800	802
Crown Castle International Corp.	8,700	743
		29,335

Health Care - 13.4%
Gilead Sciences, Inc.	31,900	3,449
Express Scripts Holding Co.[1]	38,700	3,343
St. Jude Medical, Inc.	41,720	2,662
Medtronic PLC	31,965	2,363
Eli Lilly & Co.	28,125	2,294
Cerner Corp.[1]	33,500	2,221
AmerisourceBergen Corp.	22,300	2,152
AstraZeneca PLC (ADR)	57,455	1,832
Incyte Corp.[1]	14,600	1,716
Novo Nordisk A/S (ADR)	23,200	1,234
AbbVie, Inc.	19,300	1,149
UnitedHealth Group, Inc.	9,500	1,119
Bristol-Myers Squibb Co.	8,385	553
Illumina, Inc.[1]	3,850	552
		26,639

Consumer Staples - 8.0%
The Procter & Gamble Co.	48,200	3,682
Philip Morris International, Inc.	31,905	2,820
Diageo PLC (ADR)	22,665	2,608
Unilever PLC (ADR)	49,700	2,209
Nestle SA (ADR)	28,100	2,142
CVS Health Corp.	7,700	761
Mondelez International, Inc.	13,000	600
The Coca-Cola Co.	12,495	529
Mead Johnson Nutrition Co.	4,900	402
		15,753

Private Client Services Funds	79

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Common Stocks - continued	Shares	Value (000)
Energy - 7.2%
Schlumberger Ltd.	39,000	$3,048
Kinder Morgan, Inc.	76,070	2,080
Chevron Corp.	22,140	2,012
Exxon Mobil Corp.	17,000	1,407
ConocoPhillips	25,580	1,365
EOG Resources, Inc.	13,965	1,199
Columbia Pipeline Group, Inc.	43,940	913
Occidental Petroleum Corp.	11,745	875
Halliburton Co.	20,400	783
Enbridge, Inc.	12,000	512
		14,194

Materials - 2.9%
Praxair, Inc.	17,910	1,989
Monsanto Co.	20,100	1,874
The Dow Chemical Co.	34,700	1,793
		5,656

Telecommunication Services - 1.1%
Verizon Communications, Inc.	47,100	2,208
		2,208

Utilities - 0.4%
National Grid PLC (ADR)	11,500	824
		824

Total common stocks (cost: $140,356,000)		187,472

Short-term securities - 5.0%	Principal amount (000)
Federal Home Loan Bank, 0.17%, November 19, 2015[2]	$1,800	1,800
General Electric Co., 0.08%, November 02, 2015[2]	1,400	1,400
Pfizer, Inc., 0.14%, November 16, 2015[2]	3,000	3,000
The Walt Disney Co., 0.16%, November 09, 2015[2]	3,800	3,800

Total short-term securities (cost: $10,000,000)		10,000
Total investment securities (cost: $150,356,000)		197,472
Other assets less liabilities		502

Net assets		$197,974

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

80	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2015

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

Private Client Services Funds	81

Capital Group Core Municipal Fund

Statement of assets and liabilities
at October 31, 2015

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $357,364)			$366,420
Short-term investments, at value (cost: $11,420)			11,420
Receivables for:
Sales of fund’s shares	65
Interest	4,125
Reimbursement from investment adviser	6
Prepaid expenses	—	*
			4,196
Total assets			382,036

Liabilities:
Due to custodian			375
Payables for:
Purchases of investments	2,316
Repurchases of fund’s shares	2
Investment advisory services	112
Other accrued expenses	75
			2,505
Total liabilities			2,880
Net assets at October 31, 2015:			$379,156

Net assets consist of:
Capital paid in on shares of beneficial interest			$369,797
Accumulated undistributed net investment income			—
Accumulated net realized gain			303
Net unrealized appreciation			9,056
Net assets at October 31, 2015			$379,156

Shares outstanding:			36,147

Net asset value per share:			$10.49

*	Amount less than one thousand.

See Notes to Financial Statements

82	Private Client Services Funds

Capital Group Core Municipal Fund

Statement of operations
for the year ended October 31, 2015

(dollars in thousands)

Investment income:
Income:
Interest		$8,627

Fees and expenses:
Investment advisory services	1,272
Administrative and accounting services	102
Registration fees	30
Audit and tax fees	40
Transfer agent services	20
Trustees’ compensation	29
Other	16
Total fees and expenses before reimbursements	1,509
Less reimbursements of fees and expenses	53
Total fees and expenses after reimbursements		1,456
Net investment income		7,171

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		460
Net unrealized depreciation on investments		(2,748)
Net realized gain and unrealized depreciation on investments		(2,288)

Net increase in net assets resulting from operations		$4,883

See Notes to Financial Statements

Private Client Services Funds	83

Capital Group Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/15	For the year ended 10/31/14
Operations:
Net investment income	$7,171	$6,346
Net realized gain (loss) on investments	460	(116)
Net unrealized (depreciation) appreciation on investments	(2,748)	3,611
Net increase in net assets resulting from operations	4,883	9,841

Dividends and distributions to shareholders:
Dividends from net investment income	(7,173)	(6,345)
Total dividends and distributions	(7,173)	(6,345)

Net capital share transactions	40,374	39,061

Total increase in net assets	38,084	42,557

Net assets:
Beginning of year	341,072	298,515
End of year (including undistributed net investment income: $– and $1, respectively.)	$379,156	$341,072

See Notes to Financial Statements

84	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $123,807)			$124,839
Short-term investments, at value (cost: $17,090)			17,090
Cash			449
Receivables for:
Sales of fund’s shares	141
Interest	1,294
Reimbursement from investment adviser	10
Prepaid expenses	—	*
			1,445
Total assets			143,823

Liabilities:
Payables for:
Purchases of investments	1,401
Repurchases of fund’s shares	6
Investment advisory services	43
Other accrued expenses	62
Total liabilities			1,512
Net assets at October 31, 2015:			$142,311

Net assets consist of:
Capital paid in on shares of beneficial interest			$141,258
Accumulated in undistributed net investment income			—
Accumulated net realized gain			21
Net unrealized appreciation			1,032
Net assets at October 31, 2015			$142,311

Shares outstanding:			14,056

Net asset value per share:			$10.12

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	85

Capital Group Short-Term Municipal Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$2,337
Fees and expenses:
Investment advisory services	529
Administrative and accounting services	42
Registration fees	26
Audit and tax fees	41
Transfer agent services	19
Trustees’ compensation	29
Other	11
Total fees and expenses before reimbursements	697
Less reimbursements of fees and expenses	91
Total fees and expenses after reimbursements		606
Net investment income		1,731

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		45
Net unrealized depreciation on investments		(903)
Net realized gain and unrealized depreciation on investments		(858)

Net increase in net assets resulting from operations		$873

See Notes to Financial Statements

86	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$1,731	$1,756
Net realized gain on investments	45	87
Net unrealized depreciation on investments	(903)	(245)
Net increase in net assets resulting from operations	873	1,598

Dividends and distributions to shareholders:
Dividends from net investment income	(1,733)	(1,754)
Distributions from capital gain	(67)	(212)
Total dividends and distributions	(1,800)	(1,966)

Net capital share transactions	(12,105)	19,381

Total (decrease) increase in net assets	(13,032)	19,013

Net assets:
Beginning of year	155,343	136,330
End of year (including undistributed net investment income: $— and $2, respectively.)	$142,311	$155,343

See Notes to Financial Statements

Private Client Services Funds	87

Capital Group California Core Municipal Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $282,612)			$290,870
Short-term investments, at value (cost: $10,675)			10,675
Cash			2,742
Receivables for:
Sales of fund’s shares	98
Interest	2,939
Reimbursement from investment adviser	6
Prepaid expenses	—	*
			3,043
Total assets			307,330

Liabilities:
Payables for:
Purchases of investments	2,167
Repurchases of fund’s shares	13
Investment advisory services	90
Other accrued expenses	66
Total liabilities			2,336
Net assets at October 31, 2015:			$304,994

Net assets consist of:
Capital paid in on shares of beneficial interest			$296,789
Accumulated in undistributed net investment income			—
Accumulated net realized loss			(53)
Net unrealized appreciation			8,258
Net assets at October 31, 2015			$304,994

Shares outstanding:			28,799

Net asset value per share:			$10.59

*	Amount less than one thousand.

See Notes to Financial Statements

88	Private Client Services Funds

Capital Group California Core Municipal Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$6,933
Fees and expenses:
Investment advisory services	1,030
Administrative and accounting services	82
Registration fees	7
Audit and tax fees	41
Transfer agent services	19
Trustees’ compensation	29
Other	16
Total fees and expenses before reimbursements	1,224
Less reimbursements of fees and expenses	44
Total fees and expenses after reimbursements		1,180
Net investment income		5,753

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		107
Net unrealized depreciation on investments		(978)
Net realized gain and unrealized depreciation on investments		(871)

Net increase in net assets resulting from operations		$4,882

See Notes to Financial Statements

Private Client Services Funds	89

Capital Group California Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$5,753	$4,726
Net realized gain on investments	107	171
Net unrealized (depreciation) appreciation on investments	(978)	4,891
Net increase in net assets resulting from operations	4,882	9,788

Dividends and distributions to shareholders:
Dividends from net investment income	(5,756)	(4,723)
Total dividends and distributions	(5,756)	(4,723)

Net capital share transactions	25,954	47,706

Total increase in net assets	25,080	52,771

Net assets:
Beginning of year	279,914	227,143
End of year (including undistributed net investment income: $— and $3, respectively.)	$304,994	$279,914

*	Amount less than one thousand.

See Notes to Financial Statements

90	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $105,509)			$106,826
Short-term investments, at value (cost: $3,400)			3,400
Cash			207
Receivables for:
Sales of investments	830
Interest	1,111
Reimbursement from investment adviser	9
Prepaid expenses	—	*
			1,950
Total assets			112,383

Liabilities:
Payables for:
Purchases of investments	281
Repurchases of fund’s shares	8
Investment advisory services	34
Other accrued expenses	59
Total liabilities			382
Net assets at October 31, 2015:			$112,001

Net assets consist of:
Capital paid in on shares of beneficial interest			$110,561
Accumulated undistributed net investment income			—
Accumulated net realized gain			123
Net unrealized appreciation			1,317
Net assets at October 31, 2015			$112,001

Shares outstanding:			10,897

Net asset value per share:			$10.28

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	91

Capital Group California Short-Term Municipal Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$1,764
Fees and expenses:
Investment advisory services	447
Administrative and accounting services	36
Registration fees	5
Audit and tax fees	41
Transfer agent services	19
Trustees’ compensation	29
Other	11
Total fees and expenses before reimbursements	588
Less reimbursements of fees and expenses	75
Total fees and expenses after reimbursements		513
Net investment income		1,251

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		162
Net unrealized depreciation on investments		(535)
Net realized gain and unrealized depreciation on investments		(373)

Net increase in net assets resulting from operations		$878

See Notes to Financial Statements

92	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$1,251	$1,113
Net realized gain on investments	162	61
Net unrealized (depreciation) appreciation on investments	(535)	316
Net increase in net assets resulting from operations	878	1,490

Dividends and distributions to shareholders:
Dividends from net investment income	(1,252)	(1,112)
Distributions from capital gain	(48)	(13)
Total dividends and distributions	(1,300)	(1,125)

Net capital share transactions	(25,883)	23,288

Total (decrease) increase in net assets	(26,305)	23,653

Net assets:
Beginning of year	138,306	114,653
End of year (including undistributed net investment income: $— and $1, respectively.)	$112,001	$138,306

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	93

Capital Group Core Bond Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $295,466)		$296,821
Short-term investments, at value (cost: $30,895)		30,895
Cash		107
Receivables for:
Sales of investments	12,406
Interest	1,908
Reimbursement from investment adviser	8
		14,322
Total assets		342,145

Liabilities:
Payables for:
Purchases of investments	7,413
Repurchases of fund’s shares	7
Investment advisory services	99
Other accrued expenses	72
Total liabilities		7,591
Net assets at October 31, 2015:		$334,554

Net assets consist of:
Capital paid in on shares of beneficial interest		$332,314
Accumulated undistributed net investment income		62
Accumulated net realized gain		823
Net unrealized appreciation		1,355
Net assets at October 31, 2015		$334,554

Shares outstanding:		32,830

Net asset value per share:		$10.19

See Notes to Financial Statements

94	Private Client Services Funds

Capital Group Core Bond Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$6,413
Fees and expenses:
Investment advisory services	1,128
Administrative and accounting services	90
Registration fees	27
Audit and tax fees	41
Transfer agent services	20
Trustees’ compensation	29
Other	13
Total fees and expenses before reimbursements	1,348
Less reimbursements of fees and expenses	59
Total fees and expenses after reimbursements		1,289
Net investment income		5,124

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		1,005
Net unrealized depreciation on investments		(2,161)
Net realized gain and unrealized depreciation on investments		(1,156)

Net increase in net assets resulting from operations		$3,968

See Notes to Financial Statements

Private Client Services Funds	95

Capital Group Core Bond Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$5,124	$4,762
Net realized gain on investments	1,005	822
Net unrealized (depreciation) appreciation on investments	(2,161)	279
Net increase in net assets resulting from operations	3,968	5,863

Dividends and distributions to shareholders:
Dividends from net investment income	(5,130)	(4,774)
Distributions from capital gain	(748)	(753)
Total dividends and distributions	(5,878)	(5,527)

Net capital share transactions	26,219	13,549

Total increase in net assets	24,309	13,885

Net assets:
Beginning of year	310,245	296,360
End of year (including undistributed net investment income: $62 and $3, respectively.)	$334,554	$310,245

See Notes to Financial Statements

96	Private Client Services Funds

Capital Group Global Equity Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $403,450)			$482,788
Short-term investments, at value (cost: $15,047)			15,048
Cash			107
Foreign currency, at value (cost: $—*)			—	*
Receivables for:
Sales of investments	2
Sales of fund’s shares	7
Dividends	861
Reimbursement from investment adviser	4
Prepaid expenses	—	*
			874
Total assets			498,817

Liabilities:
Payables for:
Purchases of investments	756
Repurchases of fund’s shares	21
Unified Management fees	353
Other accrued expenses	6
Total liabilities			1,136
Net assets at October 31, 2015:			$497,681

Net assets consist of:
Capital paid in on shares of beneficial interest			$397,271
Accumulated undistributed net investment income			5,672
Accumulated net realized gain			15,418
Net unrealized appreciation			79,320
Net assets at October 31, 2015			$497,681

Shares outstanding:			37,894

Net asset value per share:			$13.13

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	97

Capital Group Global Equity Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $534)	$11,180
Interest	28		11,208
Fees and expenses:
Unified Management fees	4,358
Trustees’ compensation	29
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	4,389
Less reimbursements of fees and expenses	31
Total fees and expenses after reimbursements			4,358
Net investment income			6,850

Net realized gain (loss) and unrealized (depreciation) appreciation on investments and currency:
Net realized gain on investments			17,649
Net realized loss on currency			(48)
Net unrealized depreciation on investments			(18,493)
Net unrealized appreciation on currency translations			18
Net realized gain and unrealized depreciation on investments and currency			(874)

Net increase in net assets resulting from operations			$5,976

*	Amount less than one thousand.

See Notes to Financial Statements

98	Private Client Services Funds

Capital Group Global Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$6,850	$5,093
Net realized gain on investments and currency	17,601	11,042
Net unrealized (depreciation) appreciation on investments and currency	(18,475)	17,218
Net increase in net assets resulting from operations	5,976	33,353

Dividends and distributions to shareholders:
Dividends from net investment income	(5,230)	(3,426)
Distributions from capital gain	(5,575)	—
Total dividends and distributions	(10,805)	(3,426)

Net capital share transactions	(7,650)	67,793

Total (decrease) increase in net assets	(12,479)	97,720

Net assets:
Beginning of year	510,160	412,440
End of year (including undistributed net investment income: $5,672 and $4,480, respectively.)	$497,681	$510,160

See Notes to Financial Statements

Private Client Services Funds	99

Capital Group Non-U.S. Equity Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $1,128,820)			$1,257,650
Short-term investments, at value (cost: $77,989)			77,993
Cash			75
Foreign currency, at value (cost: $—*)			—	*
Receivables for:
Sales of investments	829
Sales of fund’s shares	949
Dividends	3,530
Reimbursement from investment adviser	4
Prepaid expenses	—	*
			5,312
Total assets			1,341,030

Liabilities:
Payables for:
Purchases of investments	6,774
Repurchases of fund’s shares	487
Unified Management fees	944
Other accrued expenses	7
Total liabilities			8,212
Net assets at October 31, 2015:			$1,332,818

Net assets consist of:
Capital paid in on shares of beneficial interest			$1,246,450
Accumulated undistributed net investment income			14,909
Accumulated net realized loss			(57,224)
Net unrealized appreciation			128,683
Net assets at October 31, 2015			$1,332,818

Shares outstanding:			115,913

Net asset value per share:			$11.50

*	Amount less than one thousand.

See Notes to Financial Statements

100	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,729)	$27,540
Interest	75		27,615
Fees and expenses:
Unified Management fees	12,005
Trustees’ compensation	29
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	12,036
Less reimbursements of fees and expenses	31
Total fees and expenses after reimbursements			12,005
Net investment income			15,610

Net realized loss and unrealized appreciation on investments and currency:
Net realized loss on investments			(28,908)
Net realized loss on currency			(31)
Net unrealized appreciation on investments			23,664
Net unrealized appreciation on currency translations			107
Net realized loss and unrealized appreciation on investments and currency			(5,168)

Net increase in net assets resulting from operations			$10,442

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	101

Capital Group Non-U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$15,610	$19,662
Net realized loss on investments and currency	(28,939)	(18,488)
Net unrealized appreciation (depreciation) on investments and currency	23,771	(13,928)
Net increase (decrease) in net assets resulting from operations	10,442	(12,754)

Dividends and distributions to shareholders:
Dividends from net investment income	(19,733)	(8,308)
Total dividends and distributions	(19,733)	(8,308)

Net capital share transactions	(309,785)	684,060

Total (decrease) increase in net assets	(319,076)	662,998

Net assets:
Beginning of year	1,651,894	988,896
End of year (including undistributed net investment income: $14,909 and $19,062, respectively.)	$1,332,818	$1,651,894

See Notes to Financial Statements

102	Private Client Services Funds

Capital Group U.S. Equity Fund

Statement of assets and liabilities

at October 31, 2015	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $140,356)		$187,472
Short-term investments, at value (cost: $10,000)		10,000
Cash		62
Receivables for:
Sales of fund’s shares	256
Dividends	293
Reimbursement from investment adviser	4
		553
Total assets		198,087

Liabilities:
Payables for:
Unified Management fees	106
Other accrued expenses	7
Total liabilities		113
Net assets at October 31, 2015:		$197,974

Net assets consist of:
Capital paid in on shares of beneficial interest		$144,368
Accumulated undistributed net investment income		—
Accumulated net realized gain		6,490
Net unrealized appreciation		47,116
Net assets at October 31, 2015		$197,974

Shares outstanding:		9,957

Net asset value per share:		$19.88

See Notes to Financial Statements

Private Client Services Funds	103

Capital Group U.S. Equity Fund

Statement of operations

for the year ended October 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $48)	$3,849
Interest	12		3,861
Fees and expenses:
Unified Management fees	1,279
Trustees’ compensation	29
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	1,310
Less reimbursements of fees and expenses	31
Total fees and expenses after reimbursements			1,279
Net investment income			2,582

Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain on investments			6,821
Net realized loss on currency			(—	)*
Net unrealized depreciation on investments			(1,849)
Net realized gain and unrealized depreciation on investments and currency			4,972

Net increase in net assets resulting from operations			$7,554

*	Amount less than one thousand.

See Notes to Financial Statements

104	Private Client Services Funds

Capital Group U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/15	ended 10/31/14

Operations:
Net investment income	$2,582	$2,338
Net realized gain on investments and currency	6,821	7,218
Net unrealized (depreciation) appreciation on investments	(1,849)	11,985
Net increase in net assets resulting from operations	7,554	21,541

Dividends and distributions to shareholders:
Dividends from net investment income	(2,369)	(2,244)
Distributions from capital gain	(6,835)	(2,564)
Total dividends and distributions	(9,204)	(4,808)

Net capital share transactions	7,361	8,601

Total increase in net assets	5,711	25,334

Net assets:
Beginning of year	192,263	166,929
End of year (including undistributed net investment income: $— and $160, respectively.)	$197,974	$192,263

See Notes to Financial Statements

Private Client Services Funds	105

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed-income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “fund”, collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

Effective as of January 1, 2016, Capital Group Non-U.S. Equity Fund will modify its fund name to Capital Group International Equity Fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that

Capital Group Private Client Services Funds

Notes to financial statements (continued)

trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of October 31, 2015 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$365,965	$—	$365,965
Corporate bonds & notes	—	455	—	455
Short-term securities	—	11,420	—	11,420
Total	$—	$377,840	$—	$377,840
Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$124,839	$—	$124,839
Short-term securities	—	17,090	—	17,090
Total	$—	$141,929	$—	$141,929

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group California Core Municipal Fund
Bonds & notes	$—	$290,870	$—	$290,870
Short-term securities	—	10,675	—	10,675
Total	$—	$301,545	$—	$301,545

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$106,826	$—	$106,826
Short-term securities	—	3,400	—	3,400
Total	$—	$110,226	$—	$110,226

Capital Group Core Bond Fund
Bonds, notes & other debt investments U.S. government & government agency bonds & notes	$—	$153,202	$—	$153,202
Mortgage-backed obligations	—	40,216	—	40,216
Corporate bonds & notes	—	75,221	—	75,221
Municipals	—	7,677	—	7,677
Government & government agency bonds & notes outside the U.S.	—	2,077	—	2,077
Asset-backed obligations	—	18,428	—	18,428
Short-term securities	—	30,895	—	30,895
Total	$—	$327,716	$—	$327,716

Capital Group Global Equity Fund
Common Stocks[1]
Financials	$51,384	$36,169	$—	$87,553
Information Technology	52,357	30,649	—	83,006
Industrials	33,374	39,507	—	72,881
Health Care	33,467	37,516	—	70,983
Consumer Discretionary	38,907	17,748	—	56,655
Consumer Staples	11,203	40,320	—	51,523
Energy	22,257	2,655	—	24,912
Telecommunication Services	3,108	11,476	—	14,584
Materials	8,949	3,481	—	12,430
Utilities	1,394	6,867	—	8,261
Short-term securities	—	15,048	—	15,048
Total	$256,400	$241,436	$—	$497,836

Capital Group Non-U.S. Equity Fund
Common Stocks[2]
Industrials	$4,166	$216,647	$—	$220,813
Health Care	9,092	190,172	—	199,264
Financials	9,128	188,892	—	198,020
Information Technology	15,859	160,742	—	176,601
Consumer Staples	—	159,948	—	159,948
Consumer Discretionary	22,803	127,727	—	150,530

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Telecommunication Services	—	61,182	—	61,182
Energy	15,118	34,815	—	49,933
Materials	—	20,855	—	20,855
Utilities	—	20,504	—	20,504
Short-term securities	—	77,993	—	77,993
Total	$76,166	$1,259,477	$—	$1,335,643

Capital Group U.S. Equity Fund
Common Stocks[3]	$187,472	$—	$—	$187,472
Short-term securities	—	10,000	—	10,000
Total	$187,472	$10,000	$—	$197,472

[1]	Investment securities with a value of $190,409,000, which represented 38.30% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $226,388,000, which represented 45.49% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s investment advisor as a result of significant market movements following the close of local trading.
[2]	Investment securities with a value of $1,020,242,000, which represented 76.60% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $1,181,484,000, which represented 88.65% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s investment advisor as a result of significant market movements following the close of local trading.
[3]	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California – Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2015, the funds did not have a liability for any unrecognized tax benefits. The funds recognized interest and penalties, if any, related to unrecognized tax benefit as income tax expense in the statement of operations. During the year, the funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010, the year the funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below, some of the funds had capital loss carryforwards available at October 31, 2015. These will be used to offset any capital gains realized by the funds in future years. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2015 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

				Capital
		Capital	Capital	Group
	Capital	Group	Group	California	Capital	Capital	Capital	Capital
	Group	Short-	California	Short-	Group	Group	Group	Group
	Core	Term	Core	Term	Core	Global	Non-U.S.	U.S.
	Municipal	Municipal	Municipal	Municipal	Bond	Equity	Equity	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
As of October 31, 2015:

Undistributed tax-exempt income	$—	$—	$—	$—	$—	$—	$—	$—
Undistributed ordinary income	—	—	—	—	385	5,674	14,922	—
Undistributed long-term capital gain	303	21	—	123	617	15,930	—	6,581
Capital loss carryforward No expiration	—	—	(54)	—	—	—	(51,961)	—
	$—	$—	$(54)	$—	$—	$—	$(51,961)	$—
Capital loss carryforwards utilized	$123	$—	$106	$—	$—	$—	$—	$—

Capital Group Private Client Services Funds

Notes to financial statements (continued)

As of October 31, 2015, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

					Capital
		Capital	Capital		Group
	Capital	Group	Group		California	Capital	Capital		Capital
	Group	Short-	California		Short-	Group	Group	Capital	Group
	Core	Term	Core		Term	Core	Global	Group Non-	U.S.
	Municipal	Municipal	Municipal		Municipal	Bond	Equity	U.S. Equity	Equity
	Fund	Fund	Fund		Fund	Fund	Fund	Fund	Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$1	$— *	$—		$ (— )*	$65	$(428)	$(30)	$(373)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	—	—	—	*	—	—	—	—	—
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	(33)	(24)	—		(39)	(73)	(1,400)	—	(403)
Gross unrealized appreciation on investment securities	$9,739	$1,285	$8,898		$1,424	$3,338	$92,147	$160,032	$49,520
Gross unrealized depreciation on investment securities	(683)	(253)	(640)		(107)	(2,082)	(13,320)	(36,460)	(2,496)
Net unrealized appreciation on investment securities	$9,056	$1,032	$8,258		$1,317	$1,256	$78,827	$123,572	$47,024
Cost of investments securities	$368,784	$140,897	$293,287		$108,909	$326,460	$419,009	$1,212,071	$150,448

* Amount less than one thousand.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The tax character of distributions paid during the funds’ year ended October 31, 2015 and the funds’ year ended

October 31, 2014, the most recently completed tax year, were as follows (dollars in thousands):

	Year ended October 31, 2015				Year ended October 31, 2014
				Long-Term				Long-Term
		Ordinary		Capital		Ordinary		Capital
	Tax-Exempt	Income		Gains	Tax-Exempt	Income		Gains
Capital Group Core Municipal Fund	$7,158	$14		$1	$6,338	$7		$—
Capital Group Short-Term Municipal Fund	1,733	—	*	67	1,754	—	*	212
Capital Group California Core Municipal Fund	5,748	8		—	4,712	11		—
Capital Group California Short- Term Municipal Fund	1,252	—	*	48	1,112	—	*	13
Capital Group Core Bond Fund	—	5,500		379	—	4,774		753
Capital Group Global Equity Fund	—	5,230		5,575	—	3,426		—
Capital Group Non-U.S. Equity Fund	—	19,733		—	—	8,308		—
Capital Group U.S. Equity Fund	—	2,369		6,835	—	2,244		2,564

*	Amount less than one thousand.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through January 1, 2017, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Expense
Fund	Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund is 0.35% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. The unified management fee for Capital Group U.S. Equity Fund is 0.65% of the average

Capital Group Private Client Services Funds

Notes to financial statements (continued)

daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor. A portion of the funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Capital Group Core Municipal Fund	$75,222	7,157	$4,593	438	$(39,441)	(3,755)	$40,374	3,840

Capital Group Short-Term Municipal Fund	63,240	6,239	1,303	129	(76,648)	(7,563)	(12,105)	(1,195)

Capital Group California Core Municipal Fund	58,998	5,571	3,673	347	(36,717)	(3,471)	25,954	2,447

Capital Group California Short-Term Municipal Fund	38,075	3,703	1,004	98	(64,962)	(6,323)	(25,883)	(2,522)

Capital Group Core Bond Fund	62,706	6,117	4,272	417	(40,759)	(3,980)	26,219	2,554

Capital Group Global Equity Fund	73,619	5,498	8,308	632	(89,577)	(6,692)	(7,650)	(562)

Capital Group Non-U.S. Equity Fund	495,615	42,405	1,930	169	(807,330)	(69,521)	(309,785)	(26,947)

Capital Group U.S. Equity Fund	28,864	1,453	8,247	424	(29,750)	(1,481)	7,361	396

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Capital Group Core Municipal Fund	$79,163	7,544	$3,913	373	$(44,015)	(4,202)	$39,061	3,715

Capital Group Short-Term Municipal Fund	56,054	5,497	1,446	142	(38,119)	(3,738)	19,381	1,901

Capital Group California Core Municipal Fund	70,225	6,670	2,921	278	(25,440)	(2,428)	47,706	4,520

Capital Group California Short-Term Municipal Fund	60,388	5,864	875	85	(37,975)	(3,692)	23,288	2,257

Capital Group Core Bond Fund	45,206	4,427	3,996	392	(35,653)	(3,487)	13,549	1,332

Capital Group Global Equity Fund	134,023	10,395	2,602	203	(68,832)	(5,334)	67,793	5,264

Capital Group Non-U.S. Equity Fund	971,687	82,973	996	84	(288,623)	(24,574)	684,060	58,483

Capital Group U.S. Equity Fund	29,516	1,539	4,349	232	(25,264)	(1,316)	8,601	455

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Capital Group Private Client Services Funds

Notes to financial statements (continued)

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ year ended October 31, 2015, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$94,564	$—	$55,103

Capital Group Short-Term Municipal Fund	—	36,678	—	46,326

Capital Group California Core Municipal Fund	—	74,432	—	36,703

Capital Group California Short-Term Municipal Fund	—	27,152	—	35,374

Capital Group Core Bond Fund	320,985	66,186	329,455	54,817

Capital Group Global Equity Fund	—	197,308	—	189,831

Capital Group Non-U.S. Equity Fund	—	452,937	—	697,904

Capital Group U.S. Equity Fund	—	55,540	—	53,470

Capital Group Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.56	$10.44	$10.64	$10.29	$10.27

Income from investment operations:
Net investment income[1]	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized (losses) gains on securities	(0.07)	0.12	(0.20)	0.35	0.04
Total from investment operations	0.14	0.33	0.01	0.56	0.25

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	—	—	—	—	(0.02)
Total dividends and distributions	(0.21)	(0.21)	(0.21)	(0.21)	(0.23)

Net asset value, end of year	$10.49	$10.56	$10.44	$10.64	$10.29

Total return[2]	1.31%	3.18%	0.10%	5.46%	2.56%

Net assets, end of year (in millions)	$379	$341	$299	$292	$250

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.97%	2.00%	2.00%	1.98%	2.10%

Portfolio turnover rate	16%	9%	18%	13%	19%

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Private Client Services Funds	119

Capital Group Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.19	$10.21	$10.32	$10.19	$10.17

Income from investment operations:
Net investment income[1]	0.12	0.13	0.14	0.14	0.11
Net realized and unrealized (losses) gains on securities	(0.07)	(0.01)	(0.07)	0.13	0.02
Total from investment operations	0.05	0.12	0.07	0.27	0.13

Dividends and distributions:
Dividends from net investment income	(0.12)	(0.13)	(0.14)	(0.14)	(0.10)
Distributions from capital gain	— [2]	(0.01)	(0.04)	—	(0.01)
Total dividends and distributions	(0.12)	(0.14)	(0.18)	(0.14)	(0.11)

Net asset value, end of year	$10.12	$10.19	$10.21	$10.32	$10.19

Total return[3]	0.51%	1.20%	0.66%	2.63%	1.33%

Net assets, end of year (in millions)	$142	$155	$136	$124	$138

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.45%	0.44%	0.46%	0.46%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.15%	1.24%	1.34%	1.32%	1.04%

Portfolio turnover rate	27%	20%	18%	25%	15%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

120	Private Client Services Funds

Capital Group California Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.62	$10.40	$10.65	$10.25	$10.19

Income from investment operations:
Net investment income[1]	0.21	0.20	0.20	0.21	0.20
Net realized and unrealized (losses) gains on securities	(0.03)	0.22	(0.20)	0.40	0.06
Total from investment operations	0.18	0.42	—	0.61	0.26

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.20)	(0.21)	(0.21)	(0.20)
Distributions from capital gain	—	—	(0.04)	— [2]	— [2]
Total dividends and distributions	(0.21)	(0.20)	(0.25)	(0.21)	(0.20)

Net asset value, end of year	$10.59	$10.62	$10.40	$10.65	$10.25

Total return[3]	1.68%	4.08%	(0.04)%	5.99%	2.61%

Net assets, end of year (in millions)	$305	$280	$227	$208	$158

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.95%	1.92%	1.93%	1.99%	1.98%

Portfolio turnover rate	13%	18%	17%	21%	24%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Private Client Services Funds	121

Capital Group California Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.31	$10.27	$10.32	$10.12	$10.13

Income from investment operations:
Net investment income[1]	0.10	0.09	0.09	0.09	0.08
Net realized and unrealized (losses) gains on securities	(0.03)	0.04	(0.04)	0.20	(0.01)
Total from investment operations	0.07	0.13	0.05	0.29	0.07

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.09)	(0.09)	(0.09)	(0.08)
Distributions from capital gain	— [2]	— [2]	(0.01)	— [2]	—
Total dividends and distributions	(0.10)	(0.09)	(0.10)	(0.09)	(0.08)

Net asset value, end of year	$10.28	$10.31	$10.27	$10.32	$10.12

Total return[3]	0.74%	1.30%	0.48%	2.96%	0.72%

Net assets, end of year (in millions)	$112	$138	$115	$107	$77

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.44%	0.44%	0.47%	0.49%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	0.98%	0.89%	0.91%	0.92%	0.83%

Portfolio turnover rate	23%	19%	9%	14%	20%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

122	Private Client Services Funds

Capital Group Core Bond Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of year	$10.25	$10.24	$10.62	$10.40	$10.45

Income from investment operations:
Net investment income[1]	0.16	0.16	0.15	0.17	0.19
Net realized and unrealized (losses) gains on securities	(0.04)	0.04	(0.22)	0.23	0.09
Total from investment operations	0.12	0.20	(0.07)	0.40	0.28

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.15)	(0.17)	(0.20)
Distributions from capital gain	(0.02)	(0.03)	(0.16)	(0.01)	(0.13)
Total dividends and distributions	(0.18)	(0.19)	(0.31)	(0.18)	(0.33)

Net asset value, end of year	$10.19	$10.25	$10.24	$10.62	$10.40

Total return[2]	1.25%	1.95%	(0.69)%	3.92%	2.80%

Net assets, end of year (in millions)	$335	$310	$296	$296	$280

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.59%	1.57%	1.43%	1.63%	1.82%

Portfolio turnover rate[3]:
Including mortgage dollar roll transactions	126%	137%	192%	134%	118%
Excluding mortgage dollar roll transactions	87%	— [4]	— [4]	— [4]	— [4]

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[3]	Refer to Note 5 for more information on mortgage dollar rolls.
[4]	Not available.

Private Client Services Funds	123

Capital Group Global Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$13.27	$12.43	$9.99	$9.18	$10.00

Income from investment operations:
Net investment income[3]	0.18	0.14	0.12	0.14	0.05
Net realized and unrealized (losses) gains on securities	(0.03)	0.80	2.45	0.71	(0.87)
Total from investment operations	0.15	0.94	2.57	0.85	(0.82)

Dividends and distributions:
Dividends from net investment income	(0.14)	(0.10)	(0.13)	(0.04)	—
Distributions from capital gain	(0.15)	—	—	—	—
Total dividends and distributions	(0.29)	(0.10)	(0.13)	(0.04)	—

Net asset value, end of year	$13.13	$13.27	$12.43	$9.99	$9.18

Total return[4]	1.10%	7.60%	26.10%	9.19%	(8.20)%

Net assets, end of year (in millions)	$498	$510	$412	$205	$125

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.86%	0.85%	0.86%	0.86%	0.87%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.34%	1.09%	1.09%	1.47%	0.94%[5]

Portfolio turnover rate	39%	29%	25%	35%	15%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

124	Private Client Services Funds

Capital Group Non-U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

	For the year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$11.56	$11.72	$9.74	$9.08	$10.00

Income from investment operations:
Net investment income[3]	0.13	0.16	0.15	0.13	0.07
Net realized and unrealized (losses) gains on securities	(0.05)	(0.23)	1.88	0.58	(0.99)
Total from investment operations	0.08	(0.07)	2.03	0.71	(0.92)

Dividends and distributions:
Dividends from net investment income	(0.14)	(0.09)	(0.05)	(0.05)	—
Total dividends and distributions	(0.14)	(0.09)	(0.05)	(0.05)	—

Net asset value, end of year	$11.50	$11.56	$11.72	$9.74	$9.08

Total return[4]	0.69%	(0.62)%	20.93%	7.91%	(9.20)%

Net assets, end of year (in millions)	$1,333	$1,652	$989	$256	$50

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.85%	0.85%	0.86%	0.89%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%[6]	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.11%	1.35%	1.44%	1.38%	1.32%[5]

Portfolio turnover rate	34%	33%	25%	17%	20%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

Private Client Services Funds	125

Capital Group U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

						For the
						eight	For the
						months	year
	For the year ended					ended	ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10

Selected per share data:

Net asset value, beginning of year	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09	$11.78

Income from investment operations:
Net investment income[3]	0.26	0.25	0.20	0.22	0.10	0.16	0.22
Net realized and unrealized gains (losses) on securities and currency	0.46	2.05	3.61	1.20	(1.02)	2.28	1.30
Total from investment operations	0.72	2.30	3.81	1.42	(0.92)	2.44	1.52

Dividends and distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)
Distributions from capital gain	(0.71)	(0.28)	(0.01)	(0.82)	—	—	—
Total dividends and distributions	(0.95)	(0.52)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)

Net asset value, end of year	$19.88	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09

Total Return[4]	3.75%	12.78%	26.06%	10.81%	(6.42)%	18.72%	12.91%

Net assets, end of year (in millions)	$198	$192	$167	$103	$74	$86	$75

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.67%	0.66%	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%
Ratio of net investment income to average net assets[4]	1.31%	1.30%	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%

Portfolio turnover rate	29%	27%	25%	53%	82%[6]	7%[6]	22%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]	Annualized.
[6]	Not annualized for periods of less than one year.

126	Private Client Services Funds

Capital Group Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Capital Group Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Group Private Client Services Funds (the “Trust”) comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund, including the schedule of investments, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 15, 2015

Capital Group Private Client Services Funds

Tax Information (unaudited)

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The Funds hereby designate the following amounts for the year ended October 31, 2015.

	Capital
	Group Core	Capital Group	Capital Group	Capital Group
	Municipal	Short-Term	California Core	California Short-
	Fund	Municipal Fund	Municipal Fund	Term Municipal Fund
Long-term capital gains	$34,000	$91,000	$—	$59,000
Exempt Interest dividends	99.80%	99.98%	99.87%	100%

	Capital		Capital Group
	Group Core	Capital Group	Non-U.S. Equity	Capital Group U.S.
	Bond Fund	Global Equity Fund	Fund	Equity Fund
Long-term capital gains	$379,000	$6,987,000	$—	$7,094,000
Foreign taxes (per share)	—	0.01	0.02	—
Foreign source income (per share)	—	0.19	0.26	—
Qualified dividend income	—	100%	100%	100%
Corporate dividends received deduction	—	$3,676,000	—	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2016, to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their tax advisors.

Capital Group Private Client Services Funds

Expense example (unaudited)

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 through October 31, 2015).

Actual expenses:

The first line of each fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	5/1/2015	10/31/2015	period*	ratio
Capital Group Core Municipal Fund
actual return	$1,000.00	$1,010.00	$2.03	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%
Capital Group Short-Term Municipal Fund
actual return	1,000.00	1,005.90	2.02	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%
Capital Group California Core Municipal Fund
actual return	1,000.00	1,010.90	2.03	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%
Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,007.20	2.02	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%
Capital Group Core Bond Fund
actual return	1,000.00	998.80	2.02	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%
Capital Group Global Equity Fund
actual return	1,000.00	952.10	4.18	0.85%
assumed 5% return	1,000.00	1,020.90	4.33	0.85%

Capital Group Private Client Services Funds

Expense example (unaudited) (continued)

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	5/1/2015	10/31/2015	period*	ratio
Capital Group Non-U.S. Equity Fund
actual return	1,000.00	923.00	4.12	0.85%
assumed 5% return	1,000.00	1,020.90	4.33	0.85%
Capital Group U.S. Equity Fund
actual return	1,000.00	990.20	3.26	0.65%
assumed 5% return	1,000.00	1,021.90	3.31	0.65%

*	Expenses are equal to the fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Capital Group Private Client Services Funds

Trustees and other officers

“Independent” Trustees1

Name, year of birth and position with funds	Year first elected as a trustee[2]	Principal occupation(s) during the past five years	Number of portfolios overseen in fund complex by trustee	Other directorships[3] held by trustee
Joseph C. Berenato, 1946 Trustee	2015	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	15	Ducommun Incorporated
Vanessa C. L. Chang, 1952 Trustee	2015	Director, EL & EL Investments (real estate)	16	Edison International; Transocean Ltd.
Richard G. Capen, Jr., 1934 Lead Independent Trustee	2009	Corporate director and author	9	Former director of 16 American Funds portfolios, former director of Carnival Corporation
H. Frederick Christie, 1933 Trustee	2009	Private investor	9	Former director of 45 American Funds portfolios; former director of Valero; former director of SouthWest Water Company; former director of AECOM Technology Corporation; former director of DineEquity, Inc.; former director of Ducommun Incorporated
Richard G. Newman, 1934 Trustee	2009	Founder and Chairman Emeritus, AECOM[2] Technology Corporation (global engineering, consulting and professional technical services)	9	Former director of 15 American Funds portfolios; former director of Sempra Energy; former director of SouthWest Water Company

Capital Group Private Client Services Funds

Trustees and other officers

“Interested” trustees4

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role with the funds’ service providers also permits them to make a significant contribution to the funds’ board.

Name, year of birth and position with funds	Year first elected as a director/officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds	Number of portfolios overseen in fund complex by trustee	Other directorships[3] held by trustee
Paul F. Roye, 1953 Chairman of the Board	2009	Senior Vice President – Fund Business Management Group, Capital Research and Management Company[6]	12	None

Capital Group Private Client Services Funds

Trustees and other officers

Other officers5

Name, year of birth and position with funds	Year first elected an officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
John S. Armour, 1957 President	2013	Senior Vice President – Capital Guardian Trust Company; President – Private Client Services Division, Capital Guardian Trust Company; Chairman of the Board and President, Capital Guardian Trust Company, a Nevada Corporation[6]
John R. Queen, 1965 Senior Vice President	2009	Senior Vice President – Private Client Services Division, Capital Guardian Trust Company; Vice President – Capital Fixed Income Investors, Capital Research and Management Company[6]
William L. Robbins, 1968 Senior Vice President	2014	Partner – Capital International Investors, Capital Research and Management Company[6]
Timothy W. McHale, 1978 Vice President	2009	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company[6]; Secretary – American Funds Distributors, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company[6]
Gregory F. Niland, 1971 Treasurer	2014	Vice President – Investment Operations, Capital Research and Management Company[6]
Susan K. Countess, 1966 Assistant Secretary	2012	Associate – Fund Business Management Group, Capital Research and Management Company[6]
Brian Janssen, 1972 Assistant Treasurer	2014	Vice President – Investment Operations, Capital Research and Management Company[6]

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than the funds) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds’ investment adviser, Capital Guardian Trust Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the officers listed, except William L. Robbins, are officers of one or more of the other funds for which Capital Guardian Trust Company serves as Investment Adviser.
[6]	Company affiliated with Capital Guardian Trust Company.

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling Capital Group Private Client Services at 800-421-4996 or by visiting the funds website at capitalpcsfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group Private Client Services Funds

Offices of the funds

Capital Guardian Trust Company

6455 Irvine Center Drive

Irvine, CA 92618

Offices of the investment adviser

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Fund accounting and administration

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Costa Mesa, CA 92626

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, CA 90071-3132

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds, which describe how we vote proxies relating to portfolio securities, is available upon request by calling Capital Group Private Client Services at 800-421-4996. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2014	$164,951
2015	$252,000

b) Audit-Related Fees:
2014	None
2015	None

c) Tax Fees:
2014	35,715
2015	56,000
The tax fees consist of professional services relating to the review of the Registrant’s tax returns.

d) All Other Fees:
2014	None
2015	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2014	$288,925
2015	$323,000

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $185,000 for fiscal year 2014 and $461,000 for fiscal year 2015. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By _/s/_John S. Armour_____________________
John S. Armour, President and Principal Executive Officer

Date: December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/_John S. Armour_____________________
John S. Armour, President and Principal Executive Officer

Date: December 31, 2015

By _/s/_Gregory F. Niland_____________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2015